Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
AAR Corp.
(a)
....................... 37,542 $ 2,729,303
AeroVironment, Inc.
(a)
................. 29,992 5,463,343
Air Industries Group
(a)
................. 2 7
Archer Aviation, Inc. , Class A
(a) (b)
.......... 213,658 752,076
Astronics Corp.
(a)
.................... 36,475 730,594
Axon Enterprise, Inc.
(a)
................ 77,446 22,787,711
Boeing Co. (The)
(a)
................... 627,757 114,258,052
BWX Technologies, Inc. ............... 99,538 9,456,110
Cadre Holdings, Inc. .................. 26,280 881,957
Curtiss-Wright Corp. .................. 41,637 11,282,794
Ducommun, Inc.
(a)
................... 15,124 878,100
General Dynamics Corp. ............... 246,224 71,439,431
General Electric Co. .................. 1,187,436 188,766,701
HEICO Corp. ...................... 40,174 8,983,308
HEICO Corp. , Class A ................. 88,517 15,713,538
Hexcel Corp. ....................... 93,563 5,843,009
Howmet Aerospace, Inc. ............... 422,380 32,789,359
Huntington Ingalls Industries, Inc. ......... 42,771 10,535,780
Kratos Defense & Security Solutions, Inc.
(a)
.. 170,591 3,413,526
L3Harris Technologies, Inc. ............. 206,591 46,396,207
Leonardo DRS, Inc.
(a) (b)
................ 49,212 1,255,398
Loar Holdings, Inc.
(a) (b)
................. 13,663 729,741
Lockheed Martin Corp. ................ 230,096 107,477,842
Mercury Systems, Inc.
(a) (b)
.............. 61,840 1,669,062
Moog, Inc. , Class A .................. 32,659 5,463,851
National Presto Industries, Inc. ........... 8,715 654,758
Northrop Grumman Corp. .............. 150,473 65,598,704
Rocket Lab USA, Inc.
(a) (b)
............... 320,849 1,540,075
RTX Corp. ........................ 1,442,639 144,826,529
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 132,769 4,364,117
Textron, Inc. ....................... 207,876 17,848,233
TransDigm Group, Inc. ................ 60,960 77,883,106
Triumph Group, Inc.
(a)
................. 86,120 1,327,109
V2X, Inc.
(a)
........................ 14,089 675,708
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 22,358 188,478
Woodward, Inc. ..................... 66,591 11,612,139
996,215,756
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a) (b)
...... 60,040 832,755
CH Robinson Worldwide, Inc. ........... 125,742 11,080,385
Expeditors International of Washington, Inc. .. 151,699 18,930,518
FedEx Corp. ....................... 244,831 73,410,127
Forward Air Corp.
(b)
.................. 29,456 560,842
GXO Logistics, Inc.
(a) (b)
................ 135,316 6,833,458
Hub Group, Inc. , Class A ............... 69,685 2,999,939
United Parcel Service, Inc. , Class B ....... 791,118 108,264,499
222,912,523
Automobile Components — 0.2%
Adient plc
(a)
........................ 101,363 2,504,680
American Axle & Manufacturing Holdings, Inc.
(a)
152,550 1,066,324
Aptiv plc
(a)
......................... 296,200 20,858,404
Autoliv, Inc. ........................ 78,440 8,392,296
BorgWarner, Inc. .................... 248,593 8,014,638
Dana, Inc. ......................... 145,161 1,759,351
Dorman Products, Inc.
(a)
............... 31,806 2,909,613
Fox Factory Holding Corp.
(a)
............. 45,946 2,214,138
Garrett Motion, Inc.
(a) (b)
................ 169,827 1,458,814
Gentex Corp. ...................... 256,140 8,634,479
Gentherm, Inc.
(a)
.................... 35,541 1,752,882
Goodyear Tire & Rubber Co. (The)
(a)
....... 313,119 3,553,901
LCI Industries ...................... 26,765 2,766,966
Lear Corp. ........................ 61,362 7,008,154
Security
Shares
Shares Value
Automobile Components (continued)
Luminar Technologies, Inc. , Class A
(a) (b)
..... 312,600 $ 465,774
Mobileye Global, Inc. , Class A
(a) (b)
......... 82,201 2,308,615
Modine Manufacturing Co.
(a) (b)
........... 57,360 5,746,898
Patrick Industries, Inc. ................ 24,805 2,692,583
Phinia, Inc. ........................ 49,985 1,967,410
QuantumScape Corp. , Class A
(a) (b)
........ 413,128 2,032,590
Solid Power, Inc. , Class A
(a) (b)
............ 218,645 360,764
Standard Motor Products, Inc. ........... 26,744 741,611
Stoneridge, Inc.
(a)
.................... 28,584 456,201
Visteon Corp.
(a)
..................... 30,002 3,201,213
XPEL, Inc.
(a) (b) (c)
..................... 24,610 875,132
93,743,431
Automobiles — 1.3%
Ford Motor Co. ..................... 4,258,044 53,395,872
General Motors Co. .................. 1,233,675 57,316,540
Harley-Davidson, Inc. ................. 133,690 4,483,963
Lucid Group, Inc.
(a) (b)
.................. 987,676 2,577,834
Rivian Automotive, Inc. , Class A
(a) (b)
........ 769,910 10,332,192
Tesla, Inc.
(a)
........................ 3,008,539 595,329,697
Thor Industries, Inc. .................. 57,890 5,409,821
Winnebago Industries, Inc. ............. 32,450 1,758,790
730,604,709
Banks — 3.5%
1st Source Corp. .................... 23,670 1,269,185
Amalgamated Financial Corp. ........... 28,903 791,942
Amerant Bancorp, Inc. , Class A .......... 58,082 1,318,461
Ameris Bancorp ..................... 67,547 3,400,991
Arrow Financial Corp. ................. 30,896 804,841
Associated Banc-Corp. ................ 202,358 4,279,872
Atlantic Union Bankshares Corp. ......... 103,460 3,398,661
Axos Financial, Inc.
(a)
................. 55,353 3,163,424
Banc of California, Inc. ................ 186,809 2,387,419
BancFirst Corp. ..................... 19,655 1,723,743
Bancorp, Inc. (The)
(a) (b)
................ 55,839 2,108,481
Bank First Corp. .................... 9,594 792,368
Bank of America Corp. ................ 7,374,568 293,286,569
Bank of Hawaii Corp. ................. 40,870 2,338,173
Bank of Marin Bancorp ................ 29,838 483,077
Bank OZK ........................ 115,102 4,719,182
BankUnited, Inc. .................... 54,710 1,601,362
Banner Corp. ...................... 19,279 957,010
Bar Harbor Bankshares ............... 26,848 721,674
BayCom Corp. ..................... 27,861 566,971
Berkshire Hills Bancorp, Inc. ............ 41,358 942,962
BOK Financial Corp. .................. 31,283 2,866,774
Bridgewater Bancshares, Inc.
(a)
.......... 53,045 615,852
Brookline Bancorp, Inc. ................ 95,465 797,133
Burke & Herbert Financial Services Corp. ... 11,793 601,207
Business First Bancshares, Inc. .......... 26,409 574,660
Byline Bancorp, Inc. .................. 47,730 1,133,110
Cadence Bank ..................... 126,472 3,576,628
Cambridge Bancorp .................. 11,954 824,826
Camden National Corp. ............... 27,625 911,625
Capital City Bank Group, Inc. ............ 16,406 466,587
Capitol Federal Financial, Inc. ........... 136,588 749,868
Carter Bankshares, Inc.
(a)
.............. 44,996 680,340
Cathay General Bancorp ............... 76,391 2,881,468
CB Financial Services, Inc. ............. 35,740 809,868
Citigroup, Inc. ...................... 2,065,416 131,071,299
Citizens Financial Group, Inc. ........... 497,895 17,939,157
City Holding Co. .................... 11,974 1,272,237
CNB Financial Corp. .................. 35,050 715,370
Coastal Financial Corp.
(a)
.............. 16,590 765,463

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Colony Bankcorp, Inc. ................ 70,144 $ 859,264
Columbia Banking System, Inc. .......... 237,014 4,714,208
Columbia Financial, Inc.
(a) (b)
............. 35,377 529,594
Comerica, Inc. ...................... 144,985 7,400,034
Commerce Bancshares, Inc. ............ 134,402 7,496,944
Community Financial System, Inc. ........ 43,616 2,059,111
Community Trust Bancorp, Inc. .......... 19,970 871,890
ConnectOne Bancorp, Inc. ............. 55,559 1,049,509
CrossFirst Bankshares, Inc.
(a)
............ 74,914 1,050,294
Cullen/Frost Bankers, Inc. .............. 71,293 7,245,508
Customers Bancorp, Inc.
(a)
.............. 31,224 1,498,128
CVB Financial Corp. .................. 147,261 2,538,780
Dime Community Bancshares, Inc. ........ 43,789 893,296
Eagle Bancorp Montana, Inc. ............ 46,344 614,985
Eagle Bancorp, Inc. .................. 21,374 403,969
East West Bancorp, Inc. ............... 155,727 11,403,888
Eastern Bankshares, Inc. .............. 183,806 2,569,608
Enterprise Financial Services Corp. ....... 47,461 1,941,629
Equity Bancshares, Inc. , Class A ......... 27,379 963,741
Esquire Financial Holdings, Inc. .......... 18,267 869,509
Evans Bancorp, Inc. .................. 24,360 684,760
Farmers National Banc Corp. ............ 73,062 912,544
FB Financial Corp. ................... 49,462 1,930,502
Fifth Third Bancorp .................. 743,669 27,136,482
First Bancorp ...................... 175,966 3,903,203
First Bancshares, Inc. (The) ............. 32,037 832,321
First Busey Corp. .................... 81,739 1,978,901
First Citizens BancShares, Inc. , Class A ..... 12,764 21,489,598
First Commonwealth Financial Corp. ....... 43,678 603,193
First Community Bankshares, Inc. ........ 18,553 683,492
First Financial Bancorp ................ 65,607 1,457,788
First Financial Bankshares, Inc. .......... 148,839 4,395,216
First Financial Corp. .................. 18,928 698,065
First Foundation, Inc. ................. 75,294 493,176
First Hawaiian, Inc. .................. 177,775 3,690,609
First Horizon Corp. ................... 613,099 9,668,571
First Interstate BancSystem, Inc. , Class A ... 94,828 2,633,374
First Merchants Corp. ................. 64,417 2,144,442
First Mid Bancshares, Inc. .............. 26,471 870,366
First of Long Island Corp. (The) .......... 47,438 475,329
First Savings Financial Group, Inc. ........ 32,829 584,028
First Western Financial, Inc.
(a)
........... 26,837 456,229
Flushing Financial Corp. ............... 44,173 580,875
FNB Corp. ........................ 423,888 5,798,788
Franklin Financial Services Corp. ......... 27,857 787,796
Fulton Financial Corp. ................. 170,324 2,892,102
German American Bancorp, Inc. .......... 45,242 1,599,305
Glacier Bancorp, Inc. ................. 123,832 4,621,410
Great Southern Bancorp, Inc. ............ 9,652 536,748
Hancock Whitney Corp. ............... 93,038 4,450,008
HarborOne Bancorp, Inc. .............. 69,646 775,160
Heartland Financial USA, Inc. ........... 48,299 2,146,891
Heritage Commerce Corp. .............. 80,521 700,533
Heritage Financial Corp. ............... 33,844 610,207
Hilltop Holdings, Inc. .................. 53,855 1,684,584
Hingham Institution for Savings (The)
(b)
..... 2,445 437,362
Home BancShares, Inc. ............... 221,432 5,305,511
HomeTrust Bancshares, Inc. ............ 23,573 707,897
Hope Bancorp, Inc. .................. 84,573 908,314
Horizon Bancorp, Inc. ................. 68,071 842,038
Huntington Bancshares, Inc. ............ 1,623,514 21,397,915
Independent Bank Corp. ............... 65,533 2,584,197
Independent Bank Group, Inc. ........... 37,760 1,718,835
International Bancshares Corp. .......... 60,085 3,437,463
John Marshall Bancorp, Inc. ............ 26,309 458,829
Security
Shares
Shares Value
Banks (continued)
JPMorgan Chase & Co. ............... 3,112,639 $ 629,562,364
Kearny Financial Corp. ................ 86,046 529,183
KeyCorp .......................... 1,034,777 14,704,181
Lakeland Financial Corp. ............... 24,561 1,510,993
Live Oak Bancshares, Inc. .............. 38,225 1,340,168
M&T Bank Corp. .................... 180,381 27,302,468
Mercantile Bank Corp. ................ 18,620 755,413
Metropolitan Bank Holding Corp.
(a)
........ 13,416 564,679
Mid Penn Bancorp, Inc. ................ 27,719 608,432
Midland States Bancorp, Inc. ............ 26,019 589,330
MidWestOne Financial Group, Inc. ........ 28,934 650,726
National Bank Holdings Corp. , Class A ..... 38,048 1,485,774
NB Bancorp, Inc.
(a) (b)
.................. 55,520 837,242
NBT Bancorp, Inc. ................... 59,867 2,310,866
New York Community Bancorp, Inc. ....... 804,033 2,588,986
Nicolet Bankshares, Inc. ............... 14,820 1,230,653
Northeast Bank ..................... 16,715 1,017,275
Northeast Community Bancorp, Inc. ....... 49,655 884,852
Northfield Bancorp, Inc. ............... 42,408 402,028
Northwest Bancshares, Inc. ............. 93,874 1,084,245
Norwood Financial Corp. ............... 22,713 576,456
OceanFirst Financial Corp. ............. 103,558 1,645,537
OFG Bancorp ...................... 35,152 1,316,442
Ohio Valley Banc Corp. ................ 22,211 444,220
Old National Bancorp ................. 371,595 6,387,718
Old Second Bancorp, Inc. .............. 44,338 656,646
Origin Bancorp, Inc. .................. 38,134 1,209,610
Pacific Premier Bancorp, Inc. ............ 80,736 1,854,506
Park National Corp. .................. 18,393 2,618,060
Pathward Financial, Inc. ............... 25,864 1,463,126
PCB Bancorp ...................... 40,923 666,226
Peapack-Gladstone Financial Corp. ....... 39,427 893,022
Peoples Bancorp of North Carolina, Inc. .... 3,478 101,558
Peoples Bancorp, Inc. ................ 37,526 1,125,780
Pinnacle Financial Partners, Inc. .......... 85,402 6,835,576
PNC Financial Services Group, Inc. (The) ... 431,891 67,150,413
Ponce Financial Group, Inc.
(a)
........... 84,309 770,584
Popular, Inc. ....................... 77,664 6,867,828
Premier Financial Corp. ............... 45,682 934,654
Princeton Bancorp, Inc. ................ 19,064 631,018
Prosperity Bancshares, Inc. ............. 102,265 6,252,482
Provident Financial Services, Inc. ......... 164,758 2,364,277
QCR Holdings, Inc. .................. 25,685 1,541,100
Red River Bancshares, Inc. ............. 10,792 517,908
Regions Financial Corp. ............... 1,026,311 20,567,272
Renasant Corp. ..................... 43,769 1,336,705
Republic Bancorp, Inc. , Class A .......... 13,239 709,743
S&T Bancorp, Inc. ................... 18,799 627,699
Sandy Spring Bancorp, Inc. ............. 55,264 1,346,231
Seacoast Banking Corp. of Florida ........ 87,963 2,079,445
ServisFirst Bancshares, Inc. ............ 51,099 3,228,946
Shore Bancshares, Inc. ................ 69,080 790,966
Simmons First National Corp. , Class A ..... 111,564 1,961,295
SmartFinancial, Inc. .................. 37,106 878,299
Sound Financial Bancorp, Inc. ........... 16,677 733,121
South Plains Financial, Inc. ............. 37,031 999,837
Southern Missouri Bancorp, Inc. .......... 13,908 625,999
Southside Bancshares, Inc. ............. 32,277 891,168
SouthState Corp. .................... 82,993 6,342,325
Stellar Bancorp, Inc. .................. 55,133 1,265,854
Stock Yards Bancorp, Inc. .............. 32,316 1,605,136
Synovus Financial Corp. ............... 163,552 6,573,155
Texas Capital Bancshares, Inc.
(a)
......... 58,526 3,578,280
TFS Financial Corp. .................. 67,364 850,134
Tompkins Financial Corp. .............. 13,150 643,035

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Towne Bank ....................... 82,126 $ 2,239,576
TriCo Bancshares ................... 38,117 1,508,290
Triumph Financial, Inc.
(a) (b)
.............. 21,925 1,792,369
Truist Financial Corp. ................. 1,461,508 56,779,586
Trustmark Corp. .................... 60,597 1,820,334
UMB Financial Corp. ................. 47,257 3,942,179
United Bankshares, Inc. ............... 147,519 4,785,516
United Community Banks, Inc. ........... 95,857 2,440,519
Univest Financial Corp. ................ 34,174 780,192
US Bancorp ....................... 1,703,101 67,613,110
Valley National Bancorp ............... 478,684 3,341,214
Veritex Holdings, Inc. ................. 32,548 686,437
Virginia National Bankshares Corp. ........ 12,768 418,790
WaFd, Inc. ........................ 85,302 2,437,931
Washington Trust Bancorp, Inc. .......... 25,465 697,996
Webster Financial Corp. ............... 191,403 8,343,257
Wells Fargo & Co. ................... 3,781,869 224,605,200
WesBanco, Inc. ..................... 74,450 2,077,899
Westamerica Bancorp ................ 18,607 902,998
Western Alliance Bancorp .............. 116,868 7,341,648
Wintrust Financial Corp. ............... 70,617 6,960,012
WSFS Financial Corp. ................ 60,818 2,858,446
Zions Bancorp NA ................... 165,024 7,157,091
1,983,938,526
Beverages — 1.2%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 10,301 3,142,320
Brown-Forman Corp. , Class A ........... 58,426 2,578,339
Brown-Forman Corp. , Class B, NVS ....... 197,578 8,533,394
Celsius Holdings, Inc.
(a)
................ 163,618 9,340,952
Coca-Cola Co. (The) ................. 4,217,601 268,450,304
Coca-Cola Consolidated, Inc. ............ 5,033 5,460,805
Constellation Brands, Inc. , Class A ........ 174,379 44,864,229
Duckhorn Portfolio, Inc. (The)
(a) (b)
......... 54,549 387,298
Keurig Dr Pepper, Inc. ................ 1,134,507 37,892,534
MGP Ingredients, Inc. ................. 18,430 1,371,192
Molson Coors Beverage Co. , Class B ...... 194,411 9,881,911
Monster Beverage Corp.
(a)
.............. 765,567 38,240,072
National Beverage Corp. ............... 25,048 1,283,459
PepsiCo, Inc. ...................... 1,485,165 244,948,263
Vita Coco Co., Inc. (The)
(a) (b)
............ 35,855 998,562
677,373,634
Biotechnology — 2.3%
4D Molecular Therapeutics, Inc.
(a)
......... 48,710 1,022,423
89bio, Inc.
(a) (b)
...................... 97,606 781,824
AbbVie, Inc. ....................... 1,914,954 328,452,910
Absci Corp.
(a) (b)
..................... 122,003 375,769
ACADIA Pharmaceuticals, Inc.
(a) (b)
......... 134,227 2,181,189
ACELYRIN, Inc.
(a)
.................... 55,180 243,344
ADMA Biologics, Inc.
(a)
................ 256,891 2,872,041
Adverum Biotechnologies, Inc.
(a) (b)
......... 34,823 238,886
Agenus, Inc.
(a) (b)
..................... 19,779 331,298
Agios Pharmaceuticals, Inc.
(a)
........... 66,522 2,868,429
Akero Therapeutics, Inc.
(a)
.............. 72,146 1,692,545
Aldeyra Therapeutics, Inc.
(a) (b)
............ 78,586 260,120
Alector, Inc.
(a)
...................... 97,390 442,151
Alkermes plc
(a)
...................... 182,870 4,407,167
Allogene Therapeutics, Inc.
(a) (b)
........... 180,765 421,182
Alnylam Pharmaceuticals, Inc.
(a) (b)
......... 138,261 33,597,423
Altimmune, Inc.
(a) (b)
................... 69,569 462,634
ALX Oncology Holdings, Inc.
(a)
........... 30,947 186,610
Amgen, Inc. ....................... 581,981 181,839,963
Amicus Therapeutics, Inc.
(a) (b)
............ 294,432 2,920,765
AnaptysBio, Inc.
(a)
................... 26,378 661,033
Security
Shares
Shares Value
Biotechnology (continued)
Anavex Life Sciences Corp.
(a) (b)
.......... 89,590 $ 378,070
Anika Therapeutics, Inc.
(a)
.............. 40,328 1,021,508
Annexon, Inc.
(a)
..................... 115,000 563,500
Apellis Pharmaceuticals, Inc.
(a) (b)
.......... 112,519 4,316,229
Apogee Therapeutics, Inc.
(a)
............. 27,982 1,101,092
Arbutus Biopharma Corp.
(a) (b)
............ 281,365 869,418
Arcellx, Inc.
(a) (b)
..................... 37,933 2,093,522
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 25,230 614,351
Arcus Biosciences, Inc.
(a)
............... 66,381 1,010,983
Arcutis Biotherapeutics, Inc.
(a) (b)
.......... 109,151 1,015,104
Ardelyx, Inc.
(a) (b)
..................... 257,945 1,911,372
Arrowhead Pharmaceuticals, Inc.
(a)
........ 138,695 3,604,683
ARS Pharmaceuticals, Inc.
(a) (b)
........... 67,995 578,637
Astria Therapeutics, Inc.
(a) (b)
............. 59,110 537,901
Aura Biosciences, Inc.
(a)
............... 58,219 440,136
Avid Bioservices, Inc.
(a) (b)
............... 67,946 485,134
Avidity Biosciences, Inc.
(a) (b)
............. 97,496 3,982,712
Avita Medical, Inc.
(a) (b)
................. 36,844 291,804
Beam Therapeutics, Inc.
(a) (b)
............. 73,244 1,716,107
BioCryst Pharmaceuticals, Inc.
(a) (b)
........ 244,631 1,511,820
Biogen, Inc.
(a)
...................... 159,922 37,073,118
Biohaven Ltd.
(a) (b)
.................... 85,525 2,968,573
BioMarin Pharmaceutical, Inc.
(a)
.......... 205,548 16,922,767
Bluebird Bio, Inc.
(a) (b)
.................. 341,537 336,141
Blueprint Medicines Corp.
(a)
............. 68,420 7,374,308
Bridgebio Pharma, Inc.
(a) (b)
.............. 155,749 3,945,122
C4 Therapeutics, Inc.
(a) (b)
............... 74,716 345,188
Cabaletta Bio, Inc.
(a) (b)
................. 45,196 338,066
CareDx, Inc.
(a)
...................... 77,273 1,200,050
Cargo Therapeutics, Inc.
(a)
.............. 24,202 397,397
Caribou Biosciences, Inc.
(a) (b)
............ 129,762 212,810
Catalyst Pharmaceuticals, Inc.
(a)
.......... 122,514 1,897,742
Celldex Therapeutics, Inc.
(a) (b)
............ 72,963 2,700,361
Cerevel Therapeutics Holdings, Inc.
(a) (b)
..... 98,268 4,018,179
CG oncology, Inc.
(a) (b)
................. 24,513 773,875
Cogent Biosciences, Inc.
(a) (b)
............ 102,763 866,292
Coherus Biosciences, Inc.
(a) (b)
............ 139,722 241,719
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
... 14,485 655,446
Crinetics Pharmaceuticals, Inc.
(a)
......... 77,097 3,453,175
CRISPR Therapeutics AG
(a) (b)
............ 94,484 5,103,081
Cullinan Therapeutics, Inc.
(a)
............ 60,979 1,063,474
Cytokinetics, Inc.
(a) (b)
.................. 126,962 6,878,801
Day One Biopharmaceuticals, Inc.
(a)
....... 69,663 959,956
Denali Therapeutics, Inc.
(a) (b)
............ 147,963 3,435,701
Dianthus Therapeutics, Inc.
(a) (b)
........... 27,112 701,659
Disc Medicine, Inc.
(a) (b)
................ 16,263 732,973
Dynavax Technologies Corp.
(a) (b)
.......... 199,376 2,238,992
Dyne Therapeutics, Inc.
(a)
.............. 83,602 2,950,315
Editas Medicine, Inc.
(a)
................ 127,521 595,523
Enanta Pharmaceuticals, Inc.
(a)
.......... 39,904 517,555
Erasca, Inc.
(a)
...................... 210,077 495,782
Exact Sciences Corp.
(a) (b)
............... 199,568 8,431,748
Exelixis, Inc.
(a)
...................... 335,627 7,541,539
Fate Therapeutics, Inc.
(a)
............... 121,299 397,861
Geron Corp.
(a) (b)
..................... 603,116 2,557,212
Gilead Sciences, Inc. ................. 1,350,926 92,687,033
GRAIL, Inc.
(a) (b)
..................... 28,874 443,793
Gyre Therapeutics, Inc.
(a) (b)
............. 15,175 181,038
Halozyme Therapeutics, Inc.
(a)
........... 140,653 7,364,591
Heron Therapeutics, Inc.
(a) (b)
............. 203,350 711,725
HilleVax, Inc.
(a) (b)
.................... 36,244 524,088
Humacyte, Inc.
(a) (b)
................... 90,372 433,786
Ideaya Biosciences, Inc.
(a) (b)
............. 82,228 2,887,025
ImmunityBio, Inc.
(a) (b)
.................. 198,002 1,251,373
Immunome, Inc.
(a) (b)
.................. 62,315 754,012

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Immunovant, Inc.
(a)
................... 64,220 $ 1,695,408
Incyte Corp.
(a) (b)
..................... 201,999 12,245,179
Inhibrx Biosciences, Inc.
(a)
.............. 8,786 124,498
Insmed, Inc.
(a)
...................... 176,178 11,803,926
Intellia Therapeutics, Inc.
(a)
............. 118,077 2,642,563
Ionis Pharmaceuticals, Inc.
(a) (b)
........... 160,903 7,668,637
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 272,245 2,183,405
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 164,437 1,072,129
Janux Therapeutics, Inc.
(a)
.............. 29,609 1,240,321
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 44,657 526,059
Keros Therapeutics, Inc.
(a) (b)
............. 30,772 1,406,280
Kiniksa Pharmaceuticals International plc
(a)
.. 40,876 763,155
Krystal Biotech, Inc.
(a) (b)
................ 27,339 5,020,534
Kura Oncology, Inc.
(a)
................. 89,998 1,853,059
Kymera Therapeutics, Inc.
(a) (b)
........... 49,751 1,485,067
Larimar Therapeutics, Inc.
(a)
............. 72,049 522,355
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 223,429 375,361
Lyell Immunopharma, Inc.
(a) (b)
............ 281,044 407,514
MacroGenics, Inc.
(a)
.................. 76,427 324,815
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 18,738 5,249,638
MannKind Corp.
(a) (b)
.................. 306,867 1,601,846
Mersana Therapeutics, Inc.
(a) (b)
........... 157,889 317,357
MiMedx Group, Inc.
(a)
................. 128,472 890,311
Mirum Pharmaceuticals, Inc.
(a) (b)
.......... 41,833 1,430,270
Moderna, Inc.
(a)
..................... 362,055 42,994,031
Morphic Holding, Inc.
(a) (b)
............... 45,649 1,555,261
Myriad Genetics, Inc.
(a)
................ 104,146 2,547,411
Natera, Inc.
(a)
...................... 126,867 13,738,427
Neurocrine Biosciences, Inc.
(a)
........... 111,355 15,330,243
Nkarta, Inc.
(a) (b)
..................... 51,497 304,347
Novavax, Inc.
(a) (b)
.................... 166,573 2,108,814
Nurix Therapeutics, Inc.
(a) (b)
............. 80,538 1,680,828
Nuvalent, Inc. , Class A
(a) (b)
.............. 35,496 2,692,727
Ocugen, Inc.
(a) (b)
..................... 346,446 536,991
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 53,297 576,674
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 68,098 481,453
PDL BioPharma, Inc.
(a) (d)
............... 135,868 1
Perspective Therapeutics, Inc.
(a) (b)
......... 54,229 540,663
Praxis Precision Medicines, Inc.
(a) (b)
........ 18,121 749,485
Prime Medicine, Inc.
(a) (b)
............... 92,073 473,255
Protagonist Therapeutics, Inc.
(a) (b)
......... 69,425 2,405,576
Prothena Corp. plc
(a)
.................. 43,794 903,908
PTC Therapeutics, Inc.
(a)
............... 86,131 2,633,886
RAPT Therapeutics, Inc.
(a) (b)
............. 32,370 98,729
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 207,536 1,556,520
Regeneron Pharmaceuticals, Inc.
(a)
........ 115,483 121,376,098
REGENXBIO, Inc.
(a)
.................. 55,419 648,402
Relay Therapeutics, Inc.
(a)
.............. 130,861 853,214
Replimune Group, Inc.
(a) (b)
.............. 68,270 614,430
REVOLUTION Medicines, Inc.
(a)
.......... 141,049 5,474,112
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 59,618 2,447,915
Rocket Pharmaceuticals, Inc.
(a) (b)
......... 80,300 1,728,859
Roivant Sciences Ltd.
(a)
................ 374,539 3,958,877
Sage Therapeutics, Inc.
(a)
.............. 66,010 716,869
Sana Biotechnology, Inc.
(a) (b)
............ 142,563 778,394
Sarepta Therapeutics, Inc.
(a)
............ 103,050 16,281,900
Savara, Inc.
(a)
...................... 141,559 570,483
Scholar Rock Holding Corp.
(a) (b)
.......... 54,928 457,550
Soleno Therapeutics, Inc.
(a) (b)
............ 26,888 1,097,030
SpringWorks Therapeutics, Inc.
(a) (b)
........ 72,917 2,746,783
Spyre Therapeutics, Inc.
(a) (b)
............. 36,579 859,972
Stoke Therapeutics, Inc.
(a) (b)
............. 45,589 615,907
Summit Therapeutics, Inc.
(a) (b)
............ 149,585 1,166,763
Sutro Biopharma, Inc.
(a) (b)
.............. 105,325 308,602
Syndax Pharmaceuticals, Inc.
(a)
.......... 100,518 2,063,635
Security
Shares
Shares Value
Biotechnology (continued)
Tango Therapeutics, Inc.
(a) (b)
............. 59,683 $ 512,080
Taysha Gene Therapies, Inc.
(a) (b)
.......... 150,280 336,627
TG Therapeutics, Inc.
(a) (b)
............... 156,045 2,776,041
Tourmaline Bio, Inc.
(b)
................. 22,084 284,000
Travere Therapeutics, Inc.
(a) (b)
........... 95,912 788,397
Twist Bioscience Corp.
(a) (b)
.............. 63,055 3,107,350
Ultragenyx Pharmaceutical, Inc.
(a)
......... 94,210 3,872,031
uniQure NV
(a) (b)
..................... 72,911 326,641
United Therapeutics Corp.
(a) (b)
........... 48,479 15,442,985
Vanda Pharmaceuticals, Inc.
(a)
........... 99,215 560,565
Vaxcyte, Inc.
(a) (b)
..................... 114,266 8,628,226
Vera Therapeutics, Inc. , Class A
(a)
......... 52,356 1,894,240
Veracyte, Inc.
(a) (b)
.................... 95,379 2,066,863
Vericel Corp.
(a)
...................... 54,694 2,509,361
Vertex Pharmaceuticals, Inc.
(a)
........... 280,328 131,395,340
Verve Therapeutics, Inc.
(a) (b)
............. 65,490 319,591
Viking Therapeutics, Inc.
(a) (b)
............. 121,338 6,432,127
Vir Biotechnology, Inc.
(a)
............... 112,391 1,000,280
Viridian Therapeutics, Inc.
(a) (b)
............ 92,533 1,203,854
Xencor, Inc.
(a)
...................... 69,546 1,316,506
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 45,417 548,637
Zentalis Pharmaceuticals, Inc.
(a) (b)
......... 72,680 297,261
1,339,008,469
Broadline Retail — 3.5%
Amazon.com, Inc.
(a)
.................. 9,929,297 1,918,836,645
Dillard's, Inc. , Class A
(b)
................ 3,515 1,547,971
eBay, Inc. ......................... 546,828 29,375,600
Etsy, Inc.
(a)
........................ 128,605 7,585,123
Groupon, Inc.
(a) (b)
.................... 21,396 327,359
Kohl's Corp. ....................... 125,761 2,891,245
Macy's, Inc. ....................... 302,106 5,800,435
Nordstrom, Inc. ..................... 116,961 2,481,913
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 66,395 6,517,997
Qurate Retail, Inc.
(a)
.................. 760,178 478,912
Savers Value Village, Inc.
(a) (b)
............ 28,731 351,668
1,976,194,868
Building Products — 0.7%
A O Smith Corp. .................... 129,320 10,575,790
AAON, Inc.
(b)
....................... 75,002 6,543,174
Advanced Drainage Systems, Inc. ........ 73,859 11,846,245
Allegion plc ........................ 93,875 11,091,331
American Woodmark Corp.
(a)
............ 18,740 1,472,964
Apogee Enterprises, Inc. ............... 27,517 1,729,031
Armstrong World Industries, Inc. .......... 47,066 5,329,754
AZEK Co., Inc. (The) , Class A
(a)
.......... 165,041 6,953,177
AZZ, Inc. ......................... 31,444 2,429,049
Builders FirstSource, Inc.
(a)
............. 132,483 18,336,972
Carlisle Cos., Inc. ................... 52,188 21,147,099
Carrier Global Corp. .................. 905,416 57,113,641
CSW Industrials, Inc. ................. 17,460 4,632,313
Fortune Brands Innovations, Inc. ......... 135,300 8,786,382
Gibraltar Industries, Inc.
(a)
.............. 36,087 2,473,764
Griffon Corp. ....................... 44,189 2,821,910
Hayward Holdings, Inc.
(a) (b)
.............. 149,597 1,840,043
Insteel Industries, Inc. ................. 22,371 692,606
Janus International Group, Inc.
(a) (b)
........ 125,509 1,585,179
JELD-WEN Holding, Inc.
(a) (b)
............. 92,086 1,240,398
Johnson Controls International plc ........ 730,672 48,567,768
Lennox International, Inc. .............. 34,267 18,332,160
Masco Corp. ....................... 237,932 15,862,926
Masterbrand, Inc.
(a)
.................. 142,237 2,088,039
Owens Corning ..................... 94,048 16,338,019
Quanex Building Products Corp. .......... 37,675 1,041,714

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Resideo Technologies, Inc.
(a)
............ 157,485 $ 3,080,407
Simpson Manufacturing Co., Inc.
(b)
........ 46,336 7,809,006
Tecnoglass, Inc. ..................... 21,398 1,073,752
Trane Technologies plc ................ 245,579 80,778,300
Trex Co., Inc.
(a)
..................... 117,686 8,722,886
UFP Industries, Inc. .................. 66,592 7,458,304
Zurn Elkay Water Solutions Corp. ......... 159,313 4,683,802
394,477,905
Capital Markets — 2.9%
Affiliated Managers Group, Inc.
(b)
......... 33,269 5,197,616
Ameriprise Financial, Inc. .............. 106,135 45,339,811
Ares Management Corp. , Class A ......... 189,998 25,322,933
Artisan Partners Asset Management, Inc. , Class
A ............................ 75,667 3,122,777
AssetMark Financial Holdings, Inc.
(a)
....... 34,264 1,183,821
B Riley Financial, Inc.
(b)
................ 18,025 317,961
Bank of New York Mellon Corp. (The) ...... 810,758 48,556,297
BGC Group, Inc. , Class A .............. 433,248 3,595,958
BlackRock, Inc.
(e)
.................... 151,745 119,471,873
Blackstone, Inc. , Class A ............... 778,545 96,383,871
Blue Owl Capital, Inc. , Class A ........... 489,773 8,693,471
Bridge Investment Group Holdings, Inc. , Class
A ............................ 64,102 475,637
Brightsphere Investment Group, Inc. ....... 54,853 1,216,091
Carlyle Group, Inc. (The) ............... 237,487 9,535,103
CBOE Global Markets, Inc. ............. 114,583 19,485,985
Charles Schwab Corp. (The) ............ 1,619,035 119,306,689
CME Group, Inc. , Class A .............. 390,288 76,730,621
Cohen & Steers, Inc. ................. 31,931 2,316,913
Coinbase Global, Inc. , Class A
(a) (b)
......... 192,952 42,879,723
Diamond Hill Investment Group, Inc. ....... 5,670 798,052
Donnelley Financial Solutions, Inc.
(a)
....... 28,453 1,696,368
Evercore, Inc. , Class A ................ 38,225 7,967,237
FactSet Research Systems, Inc. .......... 40,770 16,645,168
Federated Hermes, Inc. , Class B ......... 96,802 3,182,850
Franklin Resources, Inc. ............... 316,150 7,065,953
GCM Grosvenor, Inc. , Class A ........... 68,024 663,914
Goldman Sachs Group, Inc. (The) ........ 348,259 157,524,511
Hamilton Lane, Inc. , Class A ............ 41,679 5,150,691
Houlihan Lokey, Inc. , Class A ............ 53,916 7,271,112
Interactive Brokers Group, Inc. , Class A ..... 114,604 14,050,450
Intercontinental Exchange, Inc. .......... 619,874 84,854,552
Invesco Ltd. ....................... 485,792 7,267,448
Janus Henderson Group plc ............ 141,838 4,781,359
Jefferies Financial Group, Inc. ........... 185,466 9,228,788
KKR & Co., Inc. ..................... 722,610 76,047,476
Lazard, Inc. ....................... 122,783 4,687,855
LPL Financial Holdings, Inc. ............. 80,830 22,575,819
MarketAxess Holdings, Inc. ............. 40,360 8,093,391
Moelis & Co. , Class A ................. 67,479 3,836,856
Moody's Corp. ...................... 170,827 71,906,209
Morgan Stanley ..................... 1,353,614 131,557,745
Morningstar, Inc. .................... 28,012 8,287,350
MSCI, Inc. ........................ 85,830 41,348,602
Nasdaq, Inc. ....................... 411,583 24,801,992
Northern Trust Corp. .................. 221,210 18,577,216
Open Lending Corp. , Class A
(a) (b)
......... 103,898 579,751
P10, Inc. , Class A ................... 73,689 624,883
Perella Weinberg Partners , Class C ....... 69,861 1,135,241
Piper Sandler Cos. ................... 17,125 3,941,661
PJT Partners, Inc. , Class A ............. 25,057 2,703,901
Raymond James Financial, Inc. .......... 203,581 25,164,647
Robinhood Markets, Inc. , Class A
(a) (b)
....... 571,579 12,980,559
S&P Global, Inc. .................... 347,651 155,052,346
Security
Shares
Shares Value
Capital Markets (continued)
SEI Investments Co. .................. 109,272 $ 7,068,806
State Street Corp. ................... 325,611 24,095,214
StepStone Group, Inc. , Class A .......... 59,451 2,728,206
Stifel Financial Corp. ................. 108,995 9,171,929
StoneX Group, Inc.
(a)
................. 27,744 2,089,401
T. Rowe Price Group, Inc. .............. 244,712 28,217,741
TPG, Inc. , Class A ................... 90,679 3,758,645
Tradeweb Markets, Inc. , Class A
(b)
........ 125,967 13,352,502
Victory Capital Holdings, Inc. , Class A ...... 39,494 1,885,049
Virtu Financial, Inc. , Class A ............. 96,565 2,167,884
Virtus Investment Partners, Inc. .......... 8,371 1,890,590
WisdomTree, Inc. .................... 123,308 1,221,982
1,668,833,053
Chemicals — 1.4%
AdvanSix, Inc. ...................... 29,423 674,375
Air Products & Chemicals, Inc. ........... 241,323 62,273,400
Albemarle Corp. .................... 127,786 12,206,119
American Vanguard Corp. .............. 44,152 379,707
Arcadium Lithium plc
(a) (b)
............... 1,141,603 3,835,786
Ashland, Inc. ....................... 56,163 5,306,842
Aspen Aerogels, Inc.
(a)
................ 68,451 1,632,556
Avient Corp. ....................... 102,476 4,473,077
Axalta Coating Systems Ltd.
(a)
........... 242,128 8,273,514
Balchem Corp. ..................... 35,944 5,533,579
Cabot Corp. ....................... 59,966 5,510,276
Celanese Corp. ..................... 106,976 14,429,993
CF Industries Holdings, Inc. ............. 198,014 14,676,798
Chemours Co. (The) .................. 161,350 3,641,669
Corteva, Inc. ....................... 760,487 41,020,669
Dow, Inc. ......................... 767,231 40,701,605
DuPont de Nemours, Inc. .............. 453,892 36,533,767
Eastman Chemical Co. ................ 127,193 12,461,098
Ecolab, Inc. ....................... 274,688 65,375,744
Ecovyst, Inc.
(a) (b)
..................... 130,075 1,166,773
Element Solutions, Inc. ................ 240,346 6,518,184
FMC Corp. ........................ 135,704 7,809,765
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 1,509,913 504,764
Hawkins, Inc. ...................... 19,272 1,753,752
HB Fuller Co. ...................... 57,886 4,454,907
Huntsman Corp. .................... 188,898 4,301,207
Ingevity Corp.
(a)
..................... 37,620 1,644,370
Innospec, Inc. ...................... 27,986 3,458,790
International Flavors & Fragrances, Inc. ..... 277,975 26,466,000
Koppers Holdings, Inc. ................ 22,439 830,019
Linde plc ......................... 520,678 228,478,713
LSB Industries, Inc.
(a)
................. 72,805 595,545
LyondellBasell Industries NV , Class A ...... 277,176 26,514,656
Mativ Holdings, Inc. .................. 55,288 937,684
Minerals Technologies, Inc. ............. 38,022 3,161,910
Mosaic Co. (The) .................... 349,129 10,089,828
NewMarket Corp. .................... 7,468 3,850,277
Olin Corp. ......................... 131,775 6,213,191
Orion SA ......................... 65,760 1,442,774
Perimeter Solutions SA
(a)
............... 157,545 1,233,577
PPG Industries, Inc. .................. 253,215 31,877,236
PureCycle Technologies, Inc.
(a) (b)
.......... 153,134 906,553
Quaker Chemical Corp. ............... 15,619 2,650,544
RPM International, Inc. ................ 138,415 14,904,527
Scotts Miracle-Gro Co. (The) ............ 46,601 3,031,861
Sensient Technologies Corp. ............ 47,788 3,545,392
Sherwin-Williams Co. (The) ............. 253,098 75,532,036
Stepan Co. ........................ 24,384 2,047,281
Trinseo plc ........................ 57,855 133,645
Tronox Holdings plc .................. 131,101 2,056,975

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Westlake Corp. ..................... 35,871 $ 5,194,838
822,248,148
Commercial Services & Supplies — 0.7%
ABM Industries, Inc. .................. 69,800 3,529,786
ACCO Brands Corp. .................. 106,413 500,141
ACV Auctions, Inc. , Class A
(a) (b)
........... 158,942 2,900,691
Aris Water Solutions, Inc. , Class A ........ 36,995 579,712
Brady Corp. , Class A, NVS ............. 46,504 3,070,194
BrightView Holdings, Inc.
(a) (b)
............ 56,599 752,767
Brink's Co. (The) .................... 49,540 5,072,896
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 61,514 6,103,419
CECO Environmental Corp.
(a)
............ 36,044 1,039,869
Cimpress plc
(a) (b)
.................... 20,188 1,768,671
Cintas Corp. ....................... 93,209 65,270,534
Clean Harbors, Inc.
(a) (b)
................ 53,473 12,092,919
Copart, Inc.
(a) (b)
..................... 946,881 51,283,075
CoreCivic, Inc.
(a)
.................... 143,557 1,863,370
Deluxe Corp. ....................... 48,552 1,090,478
Driven Brands Holdings, Inc.
(a) (b)
.......... 67,489 859,135
Ennis, Inc. ........................ 28,222 617,780
Enviri Corp.
(a)
...................... 85,804 740,488
GEO Group, Inc. (The)
(a)
............... 152,411 2,188,622
Healthcare Services Group, Inc.
(a)
......... 77,200 816,776
HNI Corp. ......................... 58,285 2,623,991
Interface, Inc. ...................... 81,042 1,189,697
LanzaTech Global, Inc.
(a) (b)
.............. 87,570 162,004
Liquidity Services, Inc.
(a)
............... 35,529 709,869
Matthews International Corp. , Class A ...... 38,752 970,738
MillerKnoll, Inc. ..................... 81,808 2,167,094
Montrose Environmental Group, Inc.
(a) (b)
..... 34,307 1,528,720
MSA Safety, Inc. .................... 40,519 7,605,011
OPENLANE, Inc.
(a)
................... 126,896 2,105,205
RB Global, Inc. ..................... 196,900 15,035,284
Republic Services, Inc. ................ 219,884 42,732,257
Rollins, Inc. ........................ 305,936 14,926,617
Steelcase, Inc. , Class A ............... 104,476 1,354,009
Stericycle, Inc.
(a)
.................... 100,026 5,814,511
Tetra Tech, Inc. ..................... 57,018 11,659,041
UniFirst Corp. ...................... 15,530 2,663,861
Veralto Corp. ....................... 238,847 22,802,723
Vestis Corp. ....................... 139,989 1,712,065
Viad Corp.
(a)
....................... 30,556 1,038,904
VSE Corp. ........................ 16,253 1,434,815
Waste Management, Inc. ............... 394,489 84,160,283
386,538,022
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. ............... 80,860 425,324
Applied Optoelectronics, Inc.
(a) (b)
.......... 37,748 312,931
Arista Networks, Inc.
(a)
................ 275,051 96,399,874
Aviat Networks, Inc.
(a) (b)
................ 15,740 451,581
Calix, Inc.
(a)
........................ 65,806 2,331,507
Ciena Corp.
(a)
...................... 158,523 7,637,638
Cisco Systems, Inc. .................. 4,382,097 208,193,428
Clearfield, Inc.
(a) (b)
.................... 17,641 680,237
CommScope Holding Co., Inc.
(a)
.......... 218,219 268,409
Digi International, Inc.
(a) (b)
.............. 46,879 1,074,935
Extreme Networks, Inc.
(a)
............... 141,045 1,897,055
F5, Inc.
(a)
......................... 63,673 10,966,401
Harmonic, Inc.
(a)
..................... 120,447 1,417,661
Infinera Corp.
(a) (b)
.................... 231,415 1,409,317
Juniper Networks, Inc. ................ 352,301 12,844,894
Lumentum Holdings, Inc.
(a) (b)
............ 73,492 3,742,213
Motorola Solutions, Inc. ............... 179,771 69,400,595
Security
Shares
Shares Value
Communications Equipment (continued)
NETGEAR, Inc.
(a)
.................... 59,469 $ 909,876
NetScout Systems, Inc.
(a)
.............. 89,980 1,645,734
Ribbon Communications, Inc.
(a) (b)
......... 170,565 561,159
Ubiquiti, Inc. ....................... 5,077 739,516
Viasat, Inc.
(a) (b)
...................... 82,380 1,046,226
Viavi Solutions, Inc.
(a)
................. 241,086 1,656,261
426,012,772
Construction & Engineering — 0.3%
AECOM .......................... 149,372 13,165,648
Ameresco, Inc. , Class A
(a) (b)
............. 39,776 1,145,947
API Group Corp.
(a)
................... 259,265 9,756,142
Arcosa, Inc. ....................... 52,497 4,378,775
Argan, Inc. ........................ 15,427 1,128,639
Comfort Systems USA, Inc. ............. 37,991 11,553,823
Construction Partners, Inc. , Class A
(a) (b)
..... 49,049 2,707,995
Dycom Industries, Inc.
(a)
............... 30,550 5,155,618
EMCOR Group, Inc. .................. 50,685 18,504,080
Fluor Corp.
(a)
....................... 187,653 8,172,288
Granite Construction, Inc. .............. 50,979 3,159,169
Great Lakes Dredge & Dock Corp.
(a)
....... 98,689 866,490
IES Holdings, Inc.
(a) (b)
................. 9,632 1,342,027
Limbach Holdings, Inc.
(a) (b)
.............. 13,013 740,830
MasTec, Inc.
(a)
...................... 64,975 6,951,675
MDU Resources Group, Inc. ............ 219,944 5,520,594
MYR Group, Inc.
(a)
................... 17,993 2,441,830
Northwest Pipe Co.
(a)
................. 14,920 506,832
Primoris Services Corp. ............... 59,661 2,976,487
Quanta Services, Inc. ................. 158,706 40,325,608
Sterling Infrastructure, Inc.
(a) (b)
........... 32,173 3,807,353
Tutor Perini Corp.
(a)
.................. 54,231 1,181,151
Valmont Industries, Inc. ................ 22,403 6,148,503
WillScot Mobile Mini Holdings Corp.
(a) (b)
..... 211,952 7,977,873
159,615,377
Construction Materials — 0.3%
CRH plc .......................... 741,775 55,618,290
Eagle Materials, Inc. .................. 37,934 8,249,128
Knife River Corp.
(a)
................... 62,159 4,359,832
Martin Marietta Materials, Inc. ........... 67,061 36,333,650
Summit Materials, Inc. , Class A
(a) (b)
........ 127,835 4,680,039
United States Lime & Minerals, Inc. ........ 3,133 1,140,976
Vulcan Materials Co. ................. 143,411 35,663,447
146,045,362
Consumer Finance — 0.5%
Ally Financial, Inc. ................... 293,878 11,658,140
American Express Co. ................ 616,684 142,793,180
Bread Financial Holdings, Inc. ........... 48,318 2,153,050
Capital One Financial Corp. ............. 412,733 57,142,884
Credit Acceptance Corp.
(a) (b)
............. 7,048 3,627,465
Discover Financial Services ............. 272,119 35,595,886
Encore Capital Group, Inc.
(a) (b)
........... 25,128 1,048,591
Enova International, Inc.
(a)
.............. 29,803 1,855,237
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 57,106 597,900
FirstCash Holdings, Inc. ............... 40,012 4,196,459
Green Dot Corp. , Class A
(a)
............. 39,323 371,602
LendingClub Corp.
(a)
.................. 118,718 1,004,354
LendingTree, Inc.
(a)
................... 16,473 685,112
Moneylion, Inc.
(a)
.................... 6,516 479,187
Navient Corp.
(b)
..................... 101,150 1,472,744
Nelnet, Inc. , Class A .................. 19,202 1,936,714
NerdWallet, Inc. , Class A
(a)
.............. 57,903 845,384
OneMain Holdings, Inc. ................ 130,607 6,333,133
PRA Group, Inc.
(a)
................... 47,725 938,274
PROG Holdings, Inc. ................. 51,679 1,792,228

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
SLM Corp. ........................ 252,012 $ 5,239,329
SoFi Technologies, Inc.
(a) (b)
............. 1,158,508 7,657,738
Synchrony Financial .................. 432,598 20,414,300
Upstart Holdings, Inc.
(a) (b)
............... 86,809 2,047,824
World Acceptance Corp.
(a)
.............. 3,884 479,985
312,366,700
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc. , Class A ........... 429,982 8,492,144
Andersons, Inc. (The) ................. 34,797 1,725,931
BJ's Wholesale Club Holdings, Inc.
(a)
....... 145,126 12,747,868
Casey's General Stores, Inc. ............ 40,164 15,324,976
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 43,141 1,687,245
Costco Wholesale Corp. ............... 481,041 408,880,040
Dollar General Corp. ................. 238,326 31,513,847
Dollar Tree, Inc.
(a)
.................... 224,144 23,931,855
Grocery Outlet Holding Corp.
(a) (b)
.......... 113,787 2,516,968
Ingles Markets, Inc. , Class A ............ 15,474 1,061,671
Kroger Co. (The) .................... 718,687 35,884,042
Performance Food Group Co.
(a)
.......... 170,627 11,280,151
PriceSmart, Inc. ..................... 28,247 2,293,656
SpartanNash Co. .................... 45,131 846,658
Sprouts Farmers Market, Inc.
(a) (b)
......... 109,792 9,185,199
Sysco Corp. ....................... 541,427 38,652,474
Target Corp. ....................... 501,452 74,234,954
United Natural Foods, Inc.
(a)
............. 61,965 811,741
US Foods Holding Corp.
(a)
.............. 249,151 13,200,020
Walgreens Boots Alliance, Inc. ........... 780,142 9,435,817
Walmart, Inc. ....................... 4,619,218 312,767,251
Weis Markets, Inc. ................... 17,921 1,124,901
1,017,599,409
Containers & Packaging — 0.3%
Amcor plc ......................... 1,596,645 15,615,188
AptarGroup, Inc. .................... 70,966 9,992,723
Avery Dennison Corp. ................. 86,482 18,909,289
Ball Corp. ......................... 339,186 20,357,944
Berry Global Group, Inc. ............... 122,511 7,209,772
Crown Holdings, Inc. ................. 129,833 9,658,277
Graphic Packaging Holding Co. .......... 335,896 8,803,834
Greif, Inc. , Class A, NVS ............... 25,612 1,471,922
Greif, Inc. , Class B ................... 9,521 594,967
International Paper Co. ................ 373,365 16,110,700
Myers Industries, Inc. ................. 44,814 599,611
O-I Glass, Inc.
(a)
..................... 163,372 1,818,330
Packaging Corp. of America ............ 96,497 17,616,492
Pactiv Evergreen, Inc. ................ 53,495 605,563
Sealed Air Corp. .................... 150,300 5,228,937
Silgan Holdings, Inc. .................. 89,223 3,776,810
Sonoco Products Co. ................. 102,730 5,210,466
TriMas Corp. ....................... 58,708 1,500,577
WestRock Co. ...................... 279,836 14,064,557
159,145,959
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 21,700 702,429
Genuine Parts Co. ................... 150,456 20,811,074
LKQ Corp. ........................ 295,159 12,275,663
Pool Corp. ........................ 41,614 12,789,230
46,578,396
Diversified Consumer Services — 0.1%
ADT, Inc. ......................... 300,672 2,285,107
Adtalem Global Education, Inc.
(a) (b)
........ 42,934 2,928,528
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 62,717 6,903,887
Carriage Services, Inc. ................ 18,950 508,618
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Chegg, Inc.
(a) (b)
..................... 133,260 $ 421,102
Coursera, Inc.
(a)
..................... 123,189 882,033
Duolingo, Inc. , Class A
(a) (b)
.............. 39,490 8,240,378
European Wax Center, Inc. , Class A
(a) (b)
..... 37,001 367,420
Frontdoor, Inc.
(a)
..................... 86,544 2,924,322
Graham Holdings Co. , Class B ........... 3,708 2,593,931
Grand Canyon Education, Inc.
(a)
.......... 31,148 4,357,917
H&R Block, Inc. ..................... 154,874 8,398,817
Laureate Education, Inc. ............... 151,956 2,270,223
Mister Car Wash, Inc.
(a) (b)
............... 131,097 933,411
OneSpaWorld Holdings Ltd.
(a)
........... 114,893 1,765,905
Perdoceo Education Corp. .............. 66,393 1,422,138
Service Corp. International ............. 159,841 11,369,490
Strategic Education, Inc. ............... 25,856 2,861,225
Stride, Inc.
(a)
....................... 42,599 3,003,230
Udemy, Inc.
(a)
...................... 104,627 902,931
Universal Technical Institute, Inc.
(a)
........ 53,240 837,465
WW International, Inc.
(a) (b)
.............. 95,070 111,232
66,289,310
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. .............. 118,186 2,004,434
American Assets Trust, Inc. ............. 55,836 1,249,610
Armada Hoffler Properties, Inc. .......... 67,068 743,784
Broadstone Net Lease, Inc. ............. 207,132 3,287,185
CTO Realty Growth, Inc. ............... 31,068 542,447
Empire State Realty Trust, Inc. , Class A
(b)
.... 167,044 1,566,873
Essential Properties Realty Trust, Inc. ...... 187,062 5,183,488
Gladstone Commercial Corp. ............ 55,922 798,007
Global Net Lease, Inc. ................ 209,075 1,536,701
One Liberty Properties, Inc. ............. 34,244 804,049
WP Carey, Inc. ..................... 233,517 12,855,111
30,571,689
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
...................... 28,299 1,120,357
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 163,280 1,895,681
AT&T, Inc. ......................... 7,760,540 148,303,919
ATN International, Inc. ................ 19,480 444,144
Bandwidth, Inc. , Class A
(a)
.............. 26,518 447,624
Cogent Communications Holdings, Inc. ..... 45,862 2,588,451
Frontier Communications Parent, Inc.
(a) (b)
.... 238,119 6,233,955
Globalstar, Inc.
(a) (b)
................... 799,355 895,278
IDT Corp. , Class B ................... 21,781 782,373
Iridium Communications, Inc. ............ 134,157 3,571,259
Liberty Global Ltd. , Class A
(a) (b)
........... 185,805 3,238,581
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 204,003 3,641,454
Liberty Latin America Ltd. , Class A
(a)
....... 56,634 544,253
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
.. 161,073 1,549,522
Lumen Technologies, Inc.
(a)
............. 1,271,427 1,398,570
Shenandoah Telecommunications Co. ...... 60,432 986,855
Verizon Communications, Inc. ........... 4,558,061 187,974,436
365,616,712
Electric Utilities — 1.4%
ALLETE, Inc. ...................... 65,942 4,111,484
Alliant Energy Corp. .................. 287,539 14,635,735
American Electric Power Co., Inc. ......... 564,824 49,557,658
Avangrid, Inc. ...................... 78,198 2,778,375
Constellation Energy Corp. ............. 342,295 68,551,420
Duke Energy Corp. .................. 830,926 83,283,713
Edison International .................. 420,579 30,201,778
Entergy Corp. ...................... 222,031 23,757,317
Evergy, Inc. ........................ 250,875 13,288,849
Eversource Energy .................. 388,956 22,057,695
Exelon Corp. ....................... 1,081,612 37,434,591

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. ................... 562,315 $ 21,519,795
Genie Energy Ltd. , Class B ............. 20,886 305,353
Hawaiian Electric Industries, Inc. ......... 131,721 1,188,123
IDACORP, Inc. ..................... 51,513 4,798,436
MGE Energy, Inc. .................... 39,215 2,930,145
NextEra Energy, Inc. ................. 2,226,136 157,632,690
NRG Energy, Inc. .................... 226,084 17,602,900
OGE Energy Corp. ................... 216,287 7,721,446
Oklo, Inc.
(a)
........................ 77,440 655,917
Otter Tail Corp. ..................... 44,997 3,941,287
PG&E Corp. ....................... 2,317,955 40,471,494
Pinnacle West Capital Corp. ............ 120,865 9,231,669
PNM Resources, Inc. ................. 107,326 3,966,769
Portland General Electric Co. ............ 102,548 4,434,175
PPL Corp. ........................ 825,509 22,825,324
Southern Co. (The) .................. 1,176,912 91,293,064
Xcel Energy, Inc. .................... 599,210 32,003,806
772,181,008
Electrical Equipment — 0.8%
Acuity Brands, Inc. ................... 33,429 8,071,098
Allient, Inc. ........................ 20,535 518,919
American Superconductor Corp.
(a) (b)
....... 51,539 1,205,497
AMETEK, Inc. ...................... 250,830 41,815,869
Array Technologies, Inc.
(a) (b)
............. 152,357 1,563,183
Atkore, Inc.
(b)
....................... 40,670 5,487,603
Bloom Energy Corp. , Class A
(a) (b)
......... 227,617 2,786,032
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 377,984 570,756
Eaton Corp. plc ..................... 433,144 135,812,301
Emerson Electric Co. ................. 618,945 68,182,981
Encore Wire Corp. ................... 17,334 5,023,913
EnerSys .......................... 44,998 4,658,193
Enovix Corp.
(a) (b)
..................... 151,004 2,334,522
Fluence Energy, Inc. , Class A
(a)
.......... 62,495 1,083,663
FuelCell Energy, Inc.
(a) (b)
............... 612,433 391,222
GE Vernova, Inc.
(a)
................... 301,213 51,661,042
Generac Holdings, Inc.
(a) (b)
.............. 67,425 8,914,933
GrafTech International Ltd.
(a)
............ 230,145 223,241
Hubbell, Inc. ....................... 57,162 20,891,568
LSI Industries, Inc. ................... 32,499 470,261
NEXTracker, Inc. , Class A
(a)
............. 132,254 6,200,067
NuScale Power Corp. , Class A
(a) (b)
......... 76,146 890,147
nVent Electric plc .................... 180,975 13,864,495
Plug Power, Inc.
(a) (b)
.................. 784,748 1,828,463
Powell Industries, Inc.
(b)
............... 9,630 1,380,942
Preformed Line Products Co. ............ 3,377 420,572
Regal Rexnord Corp. ................. 72,320 9,779,110
Rockwell Automation, Inc. .............. 124,202 34,190,327
Sensata Technologies Holding plc ......... 163,432 6,110,722
SES AI Corp. , Class A
(a) (b)
.............. 218,872 273,590
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 184,554 1,151,617
Stem, Inc.
(a) (b)
...................... 158,879 176,356
SunPower Corp.
(a) (b)
.................. 86,736 256,739
Sunrun, Inc.
(a) (b)
..................... 247,563 2,936,097
Thermon Group Holdings, Inc.
(a)
.......... 36,428 1,120,525
Vertiv Holdings Co. , Class A ............ 374,340 32,406,614
Vicor Corp.
(a)
....................... 26,194 868,593
475,521,773
Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc. ......... 40,669 4,423,160
Amphenol Corp. , Class A .............. 1,302,675 87,761,215
Arlo Technologies, Inc.
(a)
............... 103,513 1,349,810
Arrow Electronics, Inc.
(a)
............... 56,782 6,856,994
Avnet, Inc. ........................ 95,131 4,898,295
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc. ................... 31,205 $ 5,815,052
Bel Fuse, Inc. , Class B, NVS ............ 15,027 980,361
Belden, Inc. ....................... 47,233 4,430,455
Benchmark Electronics, Inc. ............ 48,792 1,925,332
CDW Corp. ........................ 145,694 32,612,145
Cognex Corp. ...................... 190,444 8,905,161
Coherent Corp.
(a) (b)
................... 143,996 10,433,950
Corning, Inc. ....................... 837,204 32,525,375
Crane NXT Co. ..................... 50,862 3,123,944
CTS Corp. ........................ 40,677 2,059,477
Daktronics, Inc.
(a)
.................... 58,710 819,005
ePlus, Inc.
(a)
....................... 28,687 2,113,658
Evolv Technologies Holdings, Inc.
(a) (b)
...... 104,499 266,472
Fabrinet
(a)
......................... 39,410 9,647,174
Insight Enterprises, Inc.
(a) (b)
............. 29,731 5,897,441
IPG Photonics Corp.
(a)
................ 34,351 2,898,881
Itron, Inc.
(a)
........................ 50,410 4,988,574
Jabil, Inc. ......................... 130,424 14,188,827
Keysight Technologies, Inc.
(a)
............ 189,385 25,898,399
Kimball Electronics, Inc.
(a)
.............. 30,766 676,237
Knowles Corp.
(a)
.................... 109,964 1,897,979
Lightwave Logic, Inc.
(a) (b)
............... 124,500 372,255
Littelfuse, Inc. ...................... 27,140 6,936,713
Methode Electronics, Inc. .............. 38,546 398,951
MicroVision, Inc.
(a) (b)
.................. 290,195 307,607
Mirion Technologies, Inc. , Class A
(a) (b)
...... 226,656 2,434,285
M-Tron Industries, Inc.
(a) (b)
.............. 5,660 199,289
Napco Security Technologies, Inc. ........ 28,978 1,505,407
nLight, Inc.
(a)
....................... 68,043 743,710
Novanta, Inc.
(a)
..................... 39,083 6,374,828
OSI Systems, Inc.
(a)
.................. 17,239 2,370,707
Ouster, Inc.
(a) (b)
..................... 57,143 561,716
PAR Technology Corp.
(a) (b)
.............. 42,530 2,002,738
PC Connection, Inc. .................. 17,303 1,110,853
Plexus Corp.
(a)
...................... 28,550 2,945,789
Rogers Corp.
(a)
..................... 18,744 2,260,714
Sanmina Corp.
(a) (b)
................... 60,276 3,993,285
ScanSource, Inc.
(a)
................... 30,149 1,335,902
SmartRent, Inc. , Class A
(a) (b)
............. 262,499 627,373
TD SYNNEX Corp. ................... 83,131 9,593,317
TE Connectivity Ltd. .................. 329,597 49,581,277
Teledyne Technologies, Inc.
(a)
............ 51,185 19,858,756
Trimble, Inc.
(a)
...................... 267,277 14,946,130
TTM Technologies, Inc.
(a)
............... 120,626 2,343,763
Vishay Intertechnology, Inc. ............. 135,273 3,016,588
Vishay Precision Group, Inc.
(a)
........... 16,437 500,342
Vontier Corp. ....................... 171,979 6,569,598
Vuzix Corp.
(a) (b)
..................... 171,723 231,826
Zebra Technologies Corp. , Class A
(a) (b)
...... 55,755 17,224,392
437,741,484
Energy Equipment & Services — 0.4%
Archrock, Inc. ...................... 155,652 3,147,283
Atlas Energy Solutions, Inc. ............. 64,722 1,289,909
Baker Hughes Co. , Class A ............. 1,085,894 38,190,892
Bristow Group, Inc.
(a)
................. 28,338 950,173
Cactus, Inc. , Class A ................. 68,979 3,637,952
ChampionX Corp. ................... 212,807 7,067,321
Core Laboratories, Inc.
(b)
............... 60,682 1,231,238
Diamond Offshore Drilling, Inc.
(a)
.......... 123,963 1,920,187
DMC Global, Inc.
(a) (b)
.................. 24,200 348,964
Dril-Quip, Inc.
(a)
..................... 36,761 683,755
Expro Group Holdings NV
(a) (b)
............ 102,993 2,360,600
Halliburton Co. ..................... 968,892 32,729,172
Helix Energy Solutions Group, Inc.
(a)
....... 173,197 2,067,972

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Helmerich & Payne, Inc. ............... 111,239 $ 4,020,177
Kodiak Gas Services, Inc. .............. 30,918 842,825
Liberty Energy, Inc. , Class A ............ 157,454 3,289,214
Nabors Industries Ltd.
(a)
............... 11,843 842,748
Newpark Resources, Inc.
(a)
............. 106,766 887,225
Noble Corp. plc ..................... 118,788 5,303,884
NOV, Inc. ......................... 435,433 8,277,581
Oceaneering International, Inc.
(a)
......... 114,232 2,702,729
Oil States International, Inc.
(a)
............ 74,750 331,890
Patterson-UTI Energy, Inc. ............. 368,854 3,821,327
ProPetro Holding Corp.
(a)
............... 87,877 761,894
RPC, Inc. ......................... 88,596 553,725
Schlumberger NV ................... 1,540,370 72,674,657
SEACOR Marine Holdings, Inc.
(a)
......... 48,439 653,442
Select Water Solutions, Inc. , Class A ....... 106,150 1,135,805
Solaris Oilfield Infrastructure, Inc. , Class A ... 54,469 467,344
TechnipFMC plc ..................... 480,579 12,567,141
TETRA Technologies, Inc.
(a) (b)
............ 142,396 492,690
Tidewater, Inc.
(a) (b)
................... 51,231 4,877,704
Transocean Ltd.
(a) (b)
.................. 802,535 4,293,562
US Silica Holdings, Inc.
(a)
.............. 83,864 1,295,699
Valaris Ltd.
(a)
....................... 65,489 4,878,931
Weatherford International plc
(a)
........... 76,881 9,414,078
240,011,690
Entertainment — 1.2%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
410,778 2,045,674
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 13,643 563,865
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
45,147 1,780,598
Cinemark Holdings, Inc.
(a) (b)
............. 125,908 2,722,131
Electronic Arts, Inc. .................. 262,837 36,621,079
Endeavor Group Holdings, Inc. , Class A ..... 204,466 5,526,716
Eventbrite, Inc. , Class A
(a) (b)
............. 107,368 519,661
Liberty Media Corp.-Liberty Formula One , Class
A
(a) (b)
.......................... 25,700 1,650,711
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 222,611 15,992,374
Liberty Media Corp.-Liberty Live , Class A
(a)
... 29,378 1,101,969
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a) (b)
........................ 51,663 1,977,143
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 60,369 568,676
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 149,941 1,284,994
Live Nation Entertainment, Inc.
(a) (b)
........ 154,030 14,438,772
Madison Square Garden Entertainment Corp.
(a)
50,014 1,711,979
Madison Square Garden Sports Corp.
(a)
..... 17,681 3,326,327
Marcus Corp. (The) .................. 61,090 694,593
Netflix, Inc.
(a)
....................... 467,256 315,341,729
Playtika Holding Corp. ................ 91,588 720,798
ROBLOX Corp. , Class A
(a) (b)
............. 549,095 20,431,825
Roku, Inc. , Class A
(a) (b)
................ 136,068 8,154,555
Sphere Entertainment Co. , Class A
(a)
....... 27,510 964,501
Take-Two Interactive Software, Inc.
(a)
....... 171,489 26,664,825
TKO Group Holdings, Inc. , Class A ........ 65,394 7,061,898
Vivid Seats, Inc. , Class A
(a) (b)
............ 94,166 541,454
Walt Disney Co. (The) ................ 1,977,385 196,334,557
Warner Bros Discovery, Inc.
(a)
........... 2,402,681 17,875,947
Warner Music Group Corp. , Class A ....... 147,284 4,514,255
691,133,606
Financial Services — 3.7%
Affirm Holdings, Inc. , Class A
(a)
........... 257,200 7,770,012
Alerus Financial Corp. ................ 28,072 550,492
Apollo Global Management, Inc. .......... 475,440 56,135,201
AvidXchange Holdings, Inc.
(a)
............ 212,624 2,564,245
Security
Shares
Shares Value
Financial Services (continued)
Berkshire Hathaway, Inc. , Class B
(a)
....... 1,958,900 $ 796,880,520
Block, Inc. , Class A
(a)
................. 606,453 39,110,154
Cannae Holdings, Inc.
(b)
............... 86,506 1,569,219
Cantaloupe, Inc.
(a)
................... 89,771 592,489
Cass Information Systems, Inc. .......... 18,844 755,079
Corpay, Inc.
(a) (b)
..................... 76,468 20,371,840
Enact Holdings, Inc. .................. 46,095 1,413,273
Equitable Holdings, Inc. ............... 334,792 13,679,601
Essent Group Ltd. ................... 119,011 6,687,228
Euronet Worldwide, Inc.
(a)
.............. 48,413 5,010,745
EVERTEC, Inc. ..................... 74,816 2,487,632
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 10,036 1,814,710
Fidelity National Information Services, Inc. ... 609,068 45,899,364
Fiserv, Inc.
(a)
....................... 635,521 94,718,050
Flywire Corp.
(a) (b)
.................... 117,153 1,920,138
Global Payments, Inc. ................ 277,330 26,817,811
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 125,037 3,701,095
I3 Verticals, Inc. , Class A
(a) (b)
............ 26,824 592,274
International Money Express, Inc.
(a)
........ 41,203 858,671
Jack Henry & Associates, Inc. ........... 78,666 13,060,129
Jackson Financial, Inc. , Class A .......... 57,529 4,272,104
Marqeta, Inc. , Class A
(a)
............... 550,021 3,014,115
Mastercard, Inc. , Class A ............... 888,857 392,128,154
Merchants Bancorp .................. 32,233 1,306,726
MGIC Investment Corp. ............... 296,695 6,393,777
Mr Cooper Group, Inc.
(a)
............... 71,402 5,799,984
NCR Atleos Corp.
(a)
.................. 76,414 2,064,706
NewtekOne, Inc. .................... 33,891 426,010
NMI Holdings, Inc. , Class A
(a)
............ 93,605 3,186,314
Paymentus Holdings, Inc. , Class A
(a)
....... 22,678 430,882
Payoneer Global, Inc.
(a)
................ 201,006 1,113,573
PayPal Holdings, Inc.
(a)
................ 1,134,887 65,857,493
PennyMac Financial Services, Inc. ........ 34,087 3,224,630
Radian Group, Inc. ................... 161,239 5,014,533
Remitly Global, Inc.
(a) (b)
................ 145,954 1,768,962
Repay Holdings Corp. , Class A
(a)
......... 95,871 1,012,398
Rocket Cos., Inc. , Class A
(a) (b)
............ 155,868 2,135,392
Shift4 Payments, Inc. , Class A
(a) (b)
......... 68,273 5,007,825
Toast, Inc. , Class A
(a) (b)
................ 437,492 11,274,169
UWM Holdings Corp. , Class A ........... 97,495 675,640
Velocity Financial, Inc.
(a) (b)
.............. 56,271 1,008,939
Visa, Inc. , Class A ................... 1,704,142 447,286,151
Voya Financial, Inc. .................. 106,103 7,549,228
Walker & Dunlop, Inc. ................. 38,658 3,796,216
Waterstone Financial, Inc. .............. 45,879 586,792
Western Union Co. (The) .............. 288,726 3,528,232
WEX, Inc.
(a)
........................ 46,416 8,222,130
2,133,045,047
Food Products — 0.7%
Alico, Inc. ......................... 21,581 559,164
Archer-Daniels-Midland Co. ............. 535,116 32,347,762
B&G Foods, Inc. .................... 84,600 683,568
Beyond Meat, Inc.
(a) (b)
................. 89,038 597,445
Bunge Global SA .................... 151,004 16,122,697
Calavo Growers, Inc. ................. 20,590 467,393
Cal-Maine Foods, Inc. ................. 42,214 2,579,698
Campbell Soup Co. .................. 215,434 9,735,462
Conagra Brands, Inc. ................. 523,695 14,883,412
Darling Ingredients, Inc.
(a)
.............. 172,763 6,349,040
Flowers Foods, Inc. .................. 218,782 4,856,960
Fresh Del Monte Produce, Inc. ........... 43,891 959,018
Freshpet, Inc.
(a)
..................... 53,735 6,952,772

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
General Mills, Inc. ................... 608,066 $ 38,466,255
Hain Celestial Group, Inc. (The)
(a)
......... 96,169 664,528
Hershey Co. (The) ................... 159,129 29,252,684
Hormel Foods Corp. .................. 315,490 9,619,290
Ingredion, Inc. ...................... 68,861 7,898,357
J & J Snack Foods Corp. ............... 17,809 2,891,647
J M Smucker Co. (The) ................ 114,343 12,467,961
John B Sanfilippo & Son, Inc. ............ 10,537 1,023,880
Kellanova ......................... 280,946 16,204,965
Kraft Heinz Co. (The) ................. 848,566 27,340,797
Lamb Weston Holdings, Inc. ............ 155,825 13,101,766
Lancaster Colony Corp. ............... 21,510 4,064,745
McCormick & Co., Inc. (Non-Voting) , NVS ... 274,482 19,471,753
Mission Produce, Inc.
(a) (b)
............... 54,686 540,298
Mondelez International, Inc. , Class A ....... 1,453,260 95,101,334
Pilgrim's Pride Corp.
(a)
................ 47,750 1,837,898
Post Holdings, Inc.
(a)
.................. 52,209 5,438,089
Seaboard Corp. ..................... 260 821,792
Simply Good Foods Co. (The)
(a) (b)
......... 102,664 3,709,250
Tootsie Roll Industries, Inc. ............. 20,047 612,837
TreeHouse Foods, Inc.
(a)
............... 53,950 1,976,728
Tyson Foods, Inc. , Class A ............. 312,212 17,839,794
Utz Brands, Inc. , Class A
(b)
............. 78,838 1,311,864
Vital Farms, Inc.
(a)
................... 32,958 1,541,446
WK Kellogg Co. ..................... 70,208 1,155,624
411,449,973
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 161,573 18,847,490
Chesapeake Utilities Corp. ............. 24,233 2,573,545
National Fuel Gas Co. ................ 98,930 5,361,017
New Jersey Resources Corp. ............ 113,655 4,857,615
Northwest Natural Holding Co. ........... 39,666 1,432,339
ONE Gas, Inc. ...................... 61,028 3,896,638
Southwest Gas Holdings, Inc. ........... 66,033 4,647,402
Spire, Inc. ......................... 62,112 3,772,062
UGI Corp. ......................... 227,953 5,220,124
50,608,232
Ground Transportation — 1.0%
ArcBest Corp. ...................... 25,816 2,764,377
Avis Budget Group, Inc. ............... 20,545 2,147,363
Covenant Logistics Group, Inc. , Class A ..... 10,533 519,172
CSX Corp. ........................ 2,118,229 70,854,760
FTAI Infrastructure, Inc. ................ 162,516 1,402,513
Heartland Express, Inc. ................ 50,288 620,051
Hertz Global Holdings, Inc.
(a) (b)
........... 151,143 533,535
JB Hunt Transport Services, Inc. ......... 87,526 14,004,160
Knight-Swift Transportation Holdings, Inc. ... 175,069 8,739,444
Landstar System, Inc. ................. 37,774 6,968,548
Lyft, Inc. , Class A
(a) (b)
.................. 379,781 5,354,912
Marten Transport Ltd. ................. 69,594 1,284,009
Norfolk Southern Corp. ................ 245,650 52,738,599
Old Dominion Freight Line, Inc. .......... 194,253 34,305,080
RXO, Inc.
(a) (b)
....................... 126,246 3,301,333
Ryder System, Inc. ................... 46,935 5,814,308
Saia, Inc.
(a) (b)
....................... 28,636 13,581,768
Schneider National, Inc. , Class B ......... 48,243 1,165,551
Uber Technologies, Inc.
(a)
.............. 2,267,560 164,806,261
U-Haul Holding Co. , NVS
(b)
............. 109,011 6,542,840
U-Haul Holding Co.
(a)
................. 10,204 629,893
Union Pacific Corp. .................. 661,084 149,576,866
Werner Enterprises, Inc. ............... 72,736 2,606,131
XPO, Inc.
(a)
........................ 126,280 13,404,622
563,666,096
Security
Shares
Shares Value
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories .................. 1,885,477 $ 195,919,915
Align Technology, Inc.
(a)
................ 76,414 18,448,632
Alphatec Holdings, Inc.
(a) (b)
.............. 105,911 1,106,770
AngioDynamics, Inc.
(a)
................ 70,226 424,867
Artivion, Inc.
(a)
...................... 57,166 1,466,308
Aspira Women's Health, Inc.
(a)
........... 1 1
AtriCure, Inc.
(a)
..................... 54,758 1,246,840
Atrion Corp. ....................... 1,560 705,791
Avanos Medical, Inc.
(a)
................ 54,274 1,081,138
Axonics, Inc.
(a)
...................... 58,608 3,940,216
Baxter International, Inc. ............... 554,047 18,532,872
Becton Dickinson & Co. ............... 313,179 73,193,064
Boston Scientific Corp.
(a)
............... 1,593,085 122,683,476
Cerus Corp.
(a)
...................... 290,596 511,449
CONMED Corp. ..................... 35,569 2,465,643
Cooper Cos., Inc. (The) ............... 216,868 18,932,576
Dentsply Sirona, Inc. ................. 236,419 5,889,197
Dexcom, Inc.
(a)
..................... 431,651 48,940,590
Edwards Lifesciences Corp.
(a)
........... 655,194 60,520,270
Embecta Corp. ..................... 59,830 747,875
Enovis Corp.
(a) (b)
..................... 56,363 2,547,608
Envista Holdings Corp.
(a) (b)
.............. 193,455 3,217,157
GE HealthCare Technologies, Inc. ........ 459,100 35,773,072
Glaukos Corp.
(a) (b)
.................... 55,966 6,623,576
Globus Medical, Inc. , Class A
(a)
.......... 123,141 8,433,927
Haemonetics Corp.
(a)
................. 56,417 4,667,378
Hologic, Inc.
(a)
...................... 254,302 18,881,924
ICU Medical, Inc.
(a) (b)
.................. 22,282 2,645,987
IDEXX Laboratories, Inc.
(a)
.............. 89,667 43,685,762
Impact BioMedical, Inc. , NVS , (Acquired
07/07/23 , cost $ 2 )
(a) (f)
............... 360 2
Inari Medical, Inc.
(a)
.................. 58,178 2,801,271
Inspire Medical Systems, Inc.
(a) (b)
......... 32,741 4,381,728
Insulet Corp.
(a) (b)
..................... 76,200 15,377,160
Integer Holdings Corp.
(a)
............... 36,349 4,208,851
Integra LifeSciences Holdings Corp.
(a)
...... 75,948 2,213,125
Intuitive Surgical, Inc.
(a)
................ 384,937 171,239,224
iRhythm Technologies, Inc.
(a) (b)
........... 35,885 3,862,661
Lantheus Holdings, Inc.
(a)
.............. 74,312 5,966,510
LeMaitre Vascular, Inc. ................ 22,936 1,887,174
LivaNova plc
(a)
...................... 58,594 3,212,123
Masimo Corp.
(a) (b)
.................... 48,724 6,136,301
Medtronic plc ...................... 1,442,954 113,574,909
Merit Medical Systems, Inc.
(a)
............ 63,965 5,497,792
Neogen Corp.
(a) (b)
.................... 217,304 3,396,462
Nevro Corp.
(a)
...................... 40,003 336,825
Novocure Ltd.
(a)
..................... 112,351 1,924,573
Omnicell, Inc.
(a)
..................... 49,087 1,328,785
OraSure Technologies, Inc.
(a)
............ 102,583 437,004
Orthofix Medical, Inc.
(a) (b)
............... 43,628 578,507
OrthoPediatrics Corp.
(a) (b)
............... 16,796 483,053
Paragon 28, Inc.
(a) (b)
.................. 63,447 433,977
Penumbra, Inc.
(a) (b)
................... 42,282 7,609,492
PROCEPT BioRobotics Corp.
(a)
.......... 50,074 3,059,021
Pulmonx Corp.
(a)
.................... 57,344 363,561
QuidelOrtho Corp.
(a) (b)
................. 54,442 1,808,563
ResMed, Inc. ...................... 159,647 30,559,629
RxSight, Inc.
(a)
...................... 28,435 1,710,934
Senseonics Holdings, Inc.
(a) (b)
............ 864,067 344,763
SI-BONE, Inc.
(a)
..................... 47,605 615,533
Silk Road Medical, Inc.
(a)
............... 45,776 1,237,783
Solventum Corp.
(a) (b)
.................. 150,669 7,967,377
STAAR Surgical Co.
(a) (b)
................ 53,711 2,557,181
STERIS plc ........................ 106,811 23,449,287
Stryker Corp. ...................... 367,692 125,107,203

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Surmodics, Inc.
(a) (b)
................... 15,056 $ 632,954
Tandem Diabetes Care, Inc.
(a) (b)
.......... 72,399 2,916,956
Teleflex, Inc. ....................... 51,239 10,777,099
TransMedics Group, Inc.
(a) (b)
............. 34,974 5,267,784
Treace Medical Concepts, Inc.
(a) (b)
......... 61,195 406,947
UFP Technologies, Inc.
(a)
............... 7,851 2,071,643
Varex Imaging Corp.
(a)
................ 43,869 646,190
Zimmer Biomet Holdings, Inc. ........... 224,938 24,412,521
Zimvie, Inc.
(a)
....................... 36,305 662,566
1,306,696,885
Health Care Providers & Services — 2.3%
23andMe Holding Co. , Class A
(a) (b)
........ 532,894 208,468
Acadia Healthcare Co., Inc.
(a)
............ 101,736 6,871,249
Accolade, Inc.
(a) (b)
.................... 75,742 271,156
AdaptHealth Corp.
(a)
.................. 81,219 812,190
Addus HomeCare Corp.
(a)
.............. 17,483 2,029,951
agilon health, Inc.
(a) (b)
................. 329,600 2,155,584
Alignment Healthcare, Inc.
(a)
............ 138,456 1,082,726
Amedisys, Inc.
(a)
.................... 36,412 3,342,622
AMN Healthcare Services, Inc.
(a) (b)
........ 39,399 2,018,411
Astrana Health, Inc.
(a) (b)
................ 46,379 1,881,132
BrightSpring Health Services, Inc.
(a) (b)
...... 63,561 722,053
Brookdale Senior Living, Inc.
(a) (b)
.......... 199,577 1,363,111
Cardinal Health, Inc. .................. 263,490 25,906,337
Castle Biosciences, Inc.
(a)
.............. 29,081 633,093
Cencora, Inc. ...................... 177,417 39,972,050
Centene Corp.
(a)
.................... 577,767 38,305,952
Chemed Corp. ...................... 16,443 8,921,643
Cigna Group (The) ................... 307,976 101,807,626
Clover Health Investments Corp.
(a) (b)
....... 511,881 629,614
Community Health Systems, Inc.
(a) (b)
....... 170,066 571,422
CorVel Corp.
(a)
...................... 9,734 2,475,064
Cross Country Healthcare, Inc.
(a)
......... 37,520 519,277
CVS Health Corp. ................... 1,359,763 80,307,603
DaVita, Inc.
(a) (b)
..................... 56,059 7,768,096
Elevance Health, Inc. ................. 252,175 136,643,546
Encompass Health Corp. .............. 106,920 9,172,667
Enhabit, Inc.
(a)
...................... 53,397 476,301
Ensign Group, Inc. (The) ............... 60,605 7,496,232
Fulgent Genetics, Inc.
(a) (b)
.............. 31,509 618,207
GeneDx Holdings Corp.
(a) (b)
............. 28,206 737,305
Guardant Health, Inc.
(a)
................ 131,779 3,805,778
HCA Healthcare, Inc. ................. 210,741 67,706,869
HealthEquity, Inc.
(a)
................... 92,705 7,991,171
Henry Schein, Inc.
(a) (b)
................. 141,304 9,057,586
Hims & Hers Health, Inc. , Class A
(a)
........ 164,594 3,323,153
Humana, Inc. ...................... 131,006 48,950,392
Labcorp Holdings, Inc. ................ 91,722 18,666,344
LifeStance Health Group, Inc.
(a) (b)
......... 102,467 503,113
McKesson Corp. .................... 139,856 81,681,498
ModivCare, Inc.
(a)
.................... 18,156 476,413
Molina Healthcare, Inc.
(a)
............... 62,720 18,646,656
National HealthCare Corp. .............. 16,398 1,777,543
National Research Corp. ............... 20,488 470,200
NeoGenomics, Inc.
(a)
................. 143,224 1,986,517
OPKO Health, Inc.
(a) (b)
................. 586,597 733,246
Option Care Health, Inc.
(a)
.............. 199,195 5,517,702
Owens & Minor, Inc.
(a) (b)
................ 88,048 1,188,648
PACS Group, Inc.
(a)
.................. 23,038 679,621
Patterson Cos., Inc. .................. 89,229 2,152,203
Pediatrix Medical Group, Inc.
(a)
........... 96,351 727,450
Pennant Group, Inc. (The)
(a)
............. 39,569 917,605
PetIQ, Inc. , Class A
(a) (b)
................ 32,546 717,965
Premier, Inc. , Class A ................. 112,605 2,102,335
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Privia Health Group, Inc.
(a)
.............. 118,627 $ 2,061,737
Progyny, Inc.
(a) (b)
.................... 92,792 2,654,779
Quest Diagnostics, Inc. ................ 119,621 16,373,722
R1 RCM, Inc.
(a)
..................... 216,106 2,714,291
RadNet, Inc.
(a) (b)
..................... 71,192 4,194,633
Select Medical Holdings Corp. ........... 117,703 4,126,667
Surgery Partners, Inc.
(a) (b)
.............. 90,885 2,162,154
Talkspace, Inc.
(a)
.................... 181,079 416,482
Tenet Healthcare Corp.
(a)
............... 106,490 14,166,365
UnitedHealth Group, Inc. ............... 997,921 508,201,248
Universal Health Services, Inc. , Class B .... 66,100 12,223,873
US Physical Therapy, Inc. .............. 17,197 1,589,347
1,336,385,994
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 171,081 20,011,345
American Healthcare REIT, Inc. .......... 84,124 1,229,052
CareTrust REIT, Inc. .................. 161,089 4,043,334
Community Healthcare Trust, Inc. ......... 42,538 994,964
Diversified Healthcare Trust ............. 278,434 849,224
Global Medical REIT, Inc. .............. 57,214 519,503
Healthcare Realty Trust, Inc. , Class A ...... 422,103 6,956,257
Healthpeak Properties, Inc. ............. 768,711 15,066,736
LTC Properties, Inc. .................. 54,539 1,881,595
Medical Properties Trust, Inc.
(b)
........... 651,799 2,809,254
National Health Investors, Inc. ........... 47,287 3,202,749
Omega Healthcare Investors, Inc. ......... 268,165 9,184,651
Sabra Health Care REIT, Inc. ............ 267,150 4,114,110
Universal Health Realty Income Trust ...... 12,781 500,248
Ventas, Inc. ....................... 444,817 22,801,319
Welltower, Inc. ...................... 646,952 67,444,746
161,609,087
Health Care Technology — 0.1%
American Well Corp. , Class A
(a) (b)
......... 415,731 135,030
Certara, Inc.
(a) (b)
..................... 121,718 1,685,794
Definitive Healthcare Corp. , Class A
(a) (b)
..... 82,477 450,325
Doximity, Inc. , Class A
(a) (b)
.............. 141,035 3,944,749
Evolent Health, Inc. , Class A
(a) (b)
.......... 127,677 2,441,184
GoodRx Holdings, Inc. , Class A
(a) (b)
........ 105,169 820,318
Health Catalyst, Inc.
(a)
................. 70,474 450,329
HealthStream, Inc. ................... 28,021 781,786
LifeMD, Inc.
(a) (b)
..................... 34,378 235,833
Multiplan Corp. , Class A
(a)
.............. 352,173 136,784
Phreesia, Inc.
(a) (b)
.................... 69,265 1,468,418
Schrodinger, Inc.
(a) (b)
.................. 59,112 1,143,226
Simulations Plus, Inc. ................. 20,507 997,050
Teladoc Health, Inc.
(a) (b)
................ 193,868 1,896,029
Veeva Systems, Inc. , Class A
(a)
.......... 158,893 29,079,008
45,665,863
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. ............. 265,356 3,858,276
Chatham Lodging Trust ................ 98,787 841,665
DiamondRock Hospitality Co. ............ 226,390 1,912,996
Host Hotels & Resorts, Inc. ............. 767,552 13,800,585
Park Hotels & Resorts, Inc. ............. 242,190 3,628,006
Pebblebrook Hotel Trust
(b)
.............. 139,571 1,919,101
RLJ Lodging Trust ................... 181,906 1,751,755
Ryman Hospitality Properties, Inc. ........ 63,953 6,386,347
Service Properties Trust ............... 185,039 951,100
Summit Hotel Properties, Inc. ............ 138,654 830,537
Sunstone Hotel Investors, Inc. ........... 238,806 2,497,911
Xenia Hotels & Resorts, Inc. ............ 107,094 1,534,657
39,912,936

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. , Class A
(a) (b)
...... 66,573 $ 683,039
Airbnb, Inc. , Class A
(a)
................. 478,654 72,578,306
Aramark .......................... 287,001 9,763,774
Bally's Corp.
(a) (b)
..................... 41,977 502,465
BJ's Restaurants, Inc.
(a) (b)
.............. 28,009 971,912
Bloomin' Brands, Inc. ................. 94,270 1,812,812
Booking Holdings, Inc. ................ 36,780 145,703,970
Boyd Gaming Corp. .................. 73,531 4,051,558
Brinker International, Inc.
(a)
............. 50,130 3,628,911
Caesars Entertainment, Inc.
(a) (b)
.......... 239,903 9,533,745
Carnival Corp.
(a)
..................... 1,096,034 20,517,756
Cava Group, Inc.
(a) (b)
.................. 15,487 1,436,419
Cheesecake Factory, Inc. (The) .......... 57,932 2,276,148
Chipotle Mexican Grill, Inc.
(a)
............ 1,485,400 93,060,310
Choice Hotels International, Inc.
(b)
......... 24,563 2,922,997
Churchill Downs, Inc. ................. 72,037 10,056,365
Chuy's Holdings, Inc.
(a)
................ 24,877 644,812
Cracker Barrel Old Country Store, Inc. ...... 26,149 1,102,442
Darden Restaurants, Inc. .............. 133,145 20,147,501
Dave & Buster's Entertainment, Inc.
(a)
...... 39,524 1,573,450
Denny's Corp.
(a)
..................... 68,475 486,173
Dine Brands Global, Inc. ............... 18,939 685,592
Domino's Pizza, Inc. .................. 37,588 19,407,812
DoorDash, Inc. , Class A
(a)
.............. 341,924 37,194,493
DraftKings, Inc. , Class A
(a) (b)
............. 520,717 19,875,768
Dutch Bros, Inc. , Class A
(a) (b)
............ 86,380 3,576,132
Everi Holdings, Inc.
(a)
................. 114,059 958,096
Expedia Group, Inc.
(a) (b)
................ 137,913 17,375,659
First Watch Restaurant Group, Inc.
(a) (b)
...... 38,936 683,716
Golden Entertainment, Inc. ............. 23,358 726,667
Hilton Grand Vacations, Inc.
(a) (b)
.......... 74,329 3,005,121
Hilton Worldwide Holdings, Inc. .......... 269,173 58,733,549
Hyatt Hotels Corp. , Class A
(b)
............ 48,867 7,423,875
Jack in the Box, Inc. .................. 22,308 1,136,370
Krispy Kreme, Inc. ................... 106,633 1,147,371
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 8,191 516,770
Las Vegas Sands Corp. ............... 394,911 17,474,812
Life Time Group Holdings, Inc.
(a) (b)
......... 71,668 1,349,508
Light & Wonder, Inc. , Class A
(a) (b)
......... 99,745 10,461,256
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 55,588 536,424
Marriott International, Inc. , Class A ........ 259,098 62,642,123
Marriott Vacations Worldwide Corp. ........ 36,076 3,150,156
McDonald's Corp. ................... 779,621 198,678,616
MGM Resorts International
(a)
............ 274,773 12,210,912
Monarch Casino & Resort, Inc. ........... 14,031 955,932
Norwegian Cruise Line Holdings Ltd.
(a)
...... 461,130 8,664,633
Papa John's International, Inc. ........... 37,665 1,769,502
Penn Entertainment, Inc.
(a) (b)
............ 164,567 3,185,194
Planet Fitness, Inc. , Class A
(a)
........... 94,967 6,988,622
Playa Hotels & Resorts NV
(a)
............ 146,979 1,233,154
PlayAGS, Inc.
(a)
..................... 47,917 551,046
Portillo's, Inc. , Class A
(a) (b)
.............. 87,852 853,921
RCI Hospitality Holdings, Inc. ............ 9,735 424,057
Red Rock Resorts, Inc. , Class A .......... 52,052 2,859,216
Royal Caribbean Cruises Ltd.
(a)
.......... 255,875 40,794,151
Rush Street Interactive, Inc. , Class A
(a)
..... 91,912 881,436
Sabre Corp.
(a)
...................... 427,798 1,142,221
Shake Shack, Inc. , Class A
(a)
............ 41,329 3,719,610
Six Flags Entertainment Corp.
(a)
.......... 78,347 2,596,420
Soho House & Co., Inc. , Class A
(a) (b)
....... 69,165 367,266
Starbucks Corp. ..................... 1,228,912 95,670,799
Sweetgreen, Inc. , Class A
(a) (b)
............ 106,624 3,213,647
Target Hospitality Corp.
(a) (b)
............. 32,242 280,828
Texas Roadhouse, Inc. ................ 71,276 12,238,802
Travel + Leisure Co. .................. 84,551 3,803,104
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
United Parks & Resorts, Inc.
(a) (b)
.......... 41,950 $ 2,278,305
Vail Resorts, Inc. .................... 40,747 7,339,757
Wendy's Co. (The) ................... 192,843 3,270,617
Wingstop, Inc. ...................... 31,808 13,443,969
Wyndham Hotels & Resorts, Inc. ......... 89,164 6,598,136
Wynn Resorts Ltd. ................... 103,399 9,254,211
Xponential Fitness, Inc. , Class A
(a) (b)
....... 27,203 424,367
Yum! Brands, Inc. ................... 299,614 39,686,870
1,156,895,456
Household Durables — 0.5%
Beazer Homes USA, Inc.
(a) (b)
............ 30,735 844,598
Cavco Industries, Inc.
(a)
................ 9,451 3,271,653
Century Communities, Inc. ............. 30,251 2,470,297
Cricut, Inc. , Class A
(a)
................. 61,597 368,966
DR Horton, Inc. ..................... 319,757 45,063,354
Dream Finders Homes, Inc. , Class A
(a)
...... 25,398 655,776
Ethan Allen Interiors, Inc. .............. 30,631 854,299
Garmin Ltd. ........................ 167,627 27,309,791
GoPro, Inc. , Class A
(a)
................. 238,862 339,184
Green Brick Partners, Inc.
(a) (b)
............ 30,274 1,732,884
Helen of Troy Ltd.
(a) (b)
................. 25,424 2,357,822
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.... 5,340 757,853
Installed Building Products, Inc. .......... 25,935 5,334,311
iRobot Corp.
(a) (b)
..................... 34,514 314,423
KB Home ......................... 82,326 5,777,639
La-Z-Boy, Inc. ...................... 48,747 1,817,288
Leggett & Platt, Inc. .................. 144,118 1,651,592
Lennar Corp. , Class A ................. 254,602 38,157,202
Lennar Corp. , Class B
(b)
............... 21,743 3,031,626
LGI Homes, Inc.
(a) (b)
.................. 22,053 1,973,523
Lovesac Co. (The)
(a) (b)
................. 22,664 511,753
M/I Homes, Inc.
(a)
.................... 30,839 3,766,675
Meritage Homes Corp. ................ 38,334 6,204,358
Mohawk Industries, Inc.
(a)
.............. 56,402 6,406,703
Newell Brands, Inc. .................. 429,877 2,755,512
NVR, Inc.
(a)
........................ 3,396 25,770,750
PulteGroup, Inc. .................... 226,036 24,886,564
Skyline Champion Corp.
(a) (b)
............. 58,310 3,950,502
Sonos, Inc.
(a)
....................... 152,448 2,250,132
Taylor Morrison Home Corp.
(a)
........... 115,817 6,420,894
Tempur Sealy International, Inc. .......... 189,573 8,974,386
Toll Brothers, Inc. .................... 114,306 13,165,765
TopBuild Corp.
(a)
.................... 34,235 13,189,718
TRI Pointe Homes, Inc.
(a)
............... 112,081 4,175,017
Vizio Holding Corp. , Class A
(a) (b)
.......... 125,574 1,356,199
Whirlpool Corp. ..................... 60,959 6,230,010
Worthington Enterprises, Inc. ............ 33,973 1,607,942
275,706,961
Household Products — 1.1%
Central Garden & Pet Co. , Class A, NVS
(a)
... 72,578 2,397,251
Church & Dwight Co., Inc. .............. 266,897 27,671,881
Clorox Co. (The) .................... 134,389 18,340,067
Colgate-Palmolive Co. ................ 889,434 86,310,675
Energizer Holdings, Inc. ............... 81,056 2,394,394
Kimberly-Clark Corp. ................. 362,853 50,146,285
Procter & Gamble Co. (The) ............ 2,554,871 421,349,325
Reynolds Consumer Products, Inc. ........ 69,115 1,933,838
Spectrum Brands Holdings, Inc. .......... 33,113 2,845,400
WD-40 Co. ........................ 14,787 3,247,817
616,636,933
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 778,727 13,682,233
Altus Power, Inc. , Class A
(a) (b)
............ 83,565 327,575

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy, Inc. , Class A ........... 37,744 $ 855,279
Clearway Energy, Inc. , Class C .......... 92,101 2,273,974
Montauk Renewables, Inc.
(a)
............ 83,844 477,911
Ormat Technologies, Inc. ............... 61,009 4,374,345
Sunnova Energy International, Inc.
(a) (b)
...... 112,749 629,139
Vistra Corp. ....................... 354,520 30,481,630
53,102,086
Industrial Conglomerates — 0.4%
3M Co. ........................... 599,997 61,313,693
Honeywell International, Inc. ............ 705,144 150,576,450
211,890,143
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............. 283,856 7,249,682
EastGroup Properties, Inc. ............. 52,085 8,859,659
First Industrial Realty Trust, Inc. .......... 136,254 6,473,428
Innovative Industrial Properties, Inc. ....... 30,168 3,294,949
LXP Industrial Trust .................. 313,482 2,858,956
Plymouth Industrial REIT, Inc. ........... 38,842 830,442
Prologis, Inc. ....................... 1,004,695 112,837,295
Rexford Industrial Realty, Inc. ........... 230,677 10,285,887
STAG Industrial, Inc. ................. 185,910 6,703,915
Terreno Realty Corp. ................. 101,286 5,994,105
165,388,318
Insurance — 2.2%
Aflac, Inc. ......................... 569,210 50,836,145
Allstate Corp. (The) .................. 286,569 45,753,607
Ambac Financial Group, Inc.
(a)
........... 46,310 593,694
American Financial Group, Inc. .......... 74,354 9,147,029
American International Group, Inc. ........ 728,350 54,072,704
AMERISAFE, Inc. ................... 20,459 897,945
Aon plc , Class A .................... 235,789 69,222,935
Arch Capital Group Ltd.
(a) (b)
............. 401,115 40,468,492
Arthur J Gallagher & Co. ............... 237,770 61,656,139
Assurant, Inc. ...................... 57,271 9,521,304
Assured Guaranty Ltd. ................ 62,649 4,833,370
Axis Capital Holdings Ltd. .............. 90,171 6,370,581
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 70,659 2,506,275
Brighthouse Financial, Inc.
(a)
............ 77,583 3,362,447
Brown & Brown, Inc. .................. 263,233 23,535,663
Chubb Ltd. ........................ 437,824 111,680,146
Cincinnati Financial Corp. .............. 170,061 20,084,204
CNA Financial Corp. .................. 33,039 1,522,107
CNO Financial Group, Inc. .............. 136,202 3,775,519
Donegal Group, Inc. , Class A ............ 47,169 607,537
Employers Holdings, Inc. ............... 20,055 854,945
Enstar Group Ltd.
(a)
.................. 14,636 4,474,225
Erie Indemnity Co. , Class A, NVS ......... 26,902 9,749,285
Everest Group Ltd. ................... 46,677 17,784,871
F&G Annuities & Life, Inc. .............. 19,975 760,049
Fidelity National Financial, Inc. , Class A ..... 259,376 12,818,362
First American Financial Corp. ........... 114,826 6,194,863
Genworth Financial, Inc. , Class A
(a)
........ 402,637 2,431,927
Globe Life, Inc. ..................... 93,851 7,722,060
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 27,672 1,589,480
Hanover Insurance Group, Inc. (The) ...... 40,317 5,057,364
Hartford Financial Services Group, Inc. (The) . 330,354 33,213,791
HCI Group, Inc. ..................... 9,668 891,100
Horace Mann Educators Corp. ........... 20,403 665,546
James River Group Holdings Ltd. ......... 52,071 402,509
Kemper Corp. ...................... 67,554 4,007,979
Kinsale Capital Group, Inc.
(b)
............ 24,311 9,366,542
Security
Shares
Shares Value
Insurance (continued)
Lemonade, Inc.
(a) (b)
................... 80,831 $ 1,333,711
Lincoln National Corp. ................ 164,472 5,115,079
Loews Corp. ....................... 204,110 15,255,181
Markel Group, Inc.
(a)
.................. 14,088 22,197,898
Marsh & McLennan Cos., Inc. ........... 535,626 112,867,111
MBIA, Inc.
(a)
....................... 57,418 315,225
Mercury General Corp. ................ 36,140 1,920,480
MetLife, Inc. ....................... 665,601 46,718,534
National Western Life Group, Inc. , Class A ... 2,793 1,387,953
Old Republic International Corp. .......... 274,368 8,477,971
Oscar Health, Inc. , Class A
(a) (b)
........... 162,298 2,567,554
Palomar Holdings, Inc.
(a)
............... 26,406 2,142,847
Primerica, Inc. ...................... 39,852 9,428,186
Principal Financial Group, Inc. ........... 232,847 18,266,847
ProAssurance Corp.
(a)
................. 35,368 432,197
Progressive Corp. (The) ............... 634,680 131,829,383
Prudential Financial, Inc. ............... 410,963 48,160,754
Reinsurance Group of America, Inc. ....... 72,491 14,880,228
RenaissanceRe Holdings Ltd. ........... 57,345 12,817,181
RLI Corp. ......................... 43,438 6,111,292
Root, Inc. , Class A
(a) (b)
................. 12,403 640,119
Ryan Specialty Holdings, Inc. , Class A ...... 112,748 6,529,237
Safety Insurance Group, Inc. ............ 11,552 866,747
Selective Insurance Group, Inc. .......... 66,585 6,247,671
SiriusPoint Ltd.
(a)
.................... 113,937 1,390,031
Skyward Specialty Insurance Group, Inc.
(a)
... 41,196 1,490,471
Stewart Information Services Corp. ........ 16,242 1,008,303
Tiptree, Inc. ....................... 37,583 619,744
Travelers Cos., Inc. (The) .............. 248,620 50,554,391
Trupanion, Inc.
(a) (b)
................... 44,491 1,308,035
United Fire Group, Inc. ................ 22,713 488,102
Universal Insurance Holdings, Inc. ........ 31,400 589,064
Unum Group ....................... 165,559 8,461,720
White Mountains Insurance Group Ltd.
(b)
.... 2,833 5,148,836
Willis Towers Watson plc ............... 112,264 29,428,885
WR Berkley Corp. ................... 219,911 17,280,606
1,232,710,315
Interactive Media & Services — 6.0%
Alphabet, Inc. , Class A
(b)
............... 6,354,094 1,157,398,222
Alphabet, Inc. , Class C, NVS ............ 5,311,411 974,219,006
Bumble, Inc. , Class A
(a) (b)
............... 128,311 1,348,549
Cargurus, Inc. , Class A
(a) (b)
.............. 97,694 2,559,583
Cars.com, Inc.
(a)
..................... 76,485 1,506,755
EverQuote, Inc. , Class A
(a)
.............. 21,477 448,010
fuboTV, Inc.
(a) (b)
..................... 336,113 416,780
IAC, Inc.
(a)
......................... 77,782 3,644,087
Match Group, Inc.
(a)
.................. 294,174 8,937,006
MediaAlpha, Inc. , Class A
(a) (b)
............ 27,551 362,847
Meta Platforms, Inc. , Class A ............ 2,375,751 1,197,901,169
Nextdoor Holdings, Inc. , Class A
(a)
........ 276,989 770,029
Pinterest, Inc. , Class A
(a) (b)
.............. 648,813 28,593,189
QuinStreet, Inc.
(a)
.................... 67,394 1,118,066
Reddit, Inc. , Class A
(a) (b)
................ 33,887 2,165,040
Rumble, Inc. , Class A
(a) (b)
............... 99,102 550,016
Shutterstock, Inc. .................... 25,722 995,441
Snap, Inc. , Class A, NVS
(a) (b)
............ 1,119,012 18,586,789
TripAdvisor, Inc.
(a)
................... 123,515 2,199,802
Trump Media & Technology Group Corp.
(a)
... 55,459 1,816,282
Vimeo, Inc.
(a) (b)
...................... 160,176 597,457
Yelp, Inc.
(a)
........................ 77,804 2,874,858
Ziff Davis, Inc.
(a) (b)
.................... 51,551 2,837,883
ZipRecruiter, Inc. , Class A
(a)
............. 94,161 855,924

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
ZoomInfo Technologies, Inc.
(a)
........... 323,146 $ 4,126,574
3,416,829,364
IT Services — 1.2%
Accenture plc , Class A ................ 680,685 206,526,636
Akamai Technologies, Inc.
(a)
............. 162,132 14,604,851
ASGN, Inc.
(a) (b)
...................... 51,444 4,535,818
Backblaze, Inc. , Class A
(a)
.............. 50,458 310,821
BigCommerce Holdings, Inc.
(a)
........... 98,898 797,118
Cloudflare, Inc. , Class A
(a) (b)
............. 328,090 27,175,695
Cognizant Technology Solutions Corp. , Class A 538,924 36,646,832
Core Scientific, Inc.
(a) (b)
................ 177,935 1,654,796
Couchbase, Inc.
(a)
................... 38,699 706,644
DigitalOcean Holdings, Inc.
(a) (b)
........... 60,074 2,087,572
DXC Technology Co.
(a)
................ 199,226 3,803,224
EPAM Systems, Inc.
(a)
................. 62,631 11,781,517
Fastly, Inc. , Class A
(a) (b)
................ 131,138 966,487
Gartner, Inc.
(a)
...................... 84,322 37,865,637
GoDaddy, Inc. , Class A
(a)
............... 151,744 21,200,154
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 67,675 711,264
Hackett Group, Inc. (The) .............. 28,115 610,658
International Business Machines Corp. ..... 994,960 172,078,332
Kyndryl Holdings, Inc.
(a)
................ 253,772 6,676,741
MongoDB, Inc. , Class A
(a) (b)
............. 79,755 19,935,560
Okta, Inc. , Class A
(a)
.................. 174,918 16,374,074
Perficient, Inc.
(a)
..................... 38,157 2,853,762
Snowflake, Inc. , Class A
(a)
.............. 363,633 49,123,182
Squarespace, Inc. , Class A
(a)
............ 58,862 2,568,149
Thoughtworks Holding, Inc.
(a) (b)
........... 148,158 420,769
Twilio, Inc. , Class A
(a)
................. 189,545 10,768,051
VeriSign, Inc.
(a)
..................... 93,009 16,537,000
XTI Aerospace, Inc.
(a)
................. 1 —
669,321,344
Leisure Products — 0.1%
Acushnet Holdings Corp. ............... 31,352 1,990,225
Brunswick Corp. .................... 72,917 5,306,170
Funko, Inc. , Class A
(a) (b)
................ 58,633 572,258
Hasbro, Inc. ....................... 141,222 8,261,487
Johnson Outdoors, Inc. , Class A .......... 8,911 311,707
Malibu Boats, Inc. , Class A
(a) (b)
........... 22,414 785,387
MasterCraft Boat Holdings, Inc.
(a) (b)
........ 28,279 533,908
Mattel, Inc.
(a) (b)
...................... 366,076 5,952,396
Peloton Interactive, Inc. , Class A
(a) (b)
....... 399,596 1,350,634
Polaris, Inc. ........................ 57,113 4,472,519
Smith & Wesson Brands, Inc. ............ 57,189 820,090
Sturm Ruger & Co., Inc. ............... 23,363 973,069
Topgolf Callaway Brands Corp.
(a) (b)
........ 164,877 2,522,618
Vista Outdoor, Inc.
(a)
.................. 69,719 2,624,920
YETI Holdings, Inc.
(a) (b)
................ 92,863 3,542,723
40,020,111
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc. , Class A
(a) (b)
.......... 115,114 2,238,967
Adaptive Biotechnologies Corp.
(a) (b)
........ 114,628 414,953
Agilent Technologies, Inc. .............. 319,072 41,361,303
Avantor, Inc.
(a)
...................... 735,456 15,591,667
Azenta, Inc.
(a) (b)
..................... 63,913 3,363,102
BioLife Solutions, Inc.
(a) (b)
............... 39,743 851,693
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 22,764 6,217,076
Bio-Techne Corp. .................... 173,672 12,443,599
Bruker Corp. ....................... 106,359 6,786,768
Charles River Laboratories International, Inc.
(a)
56,608 11,694,081
CryoPort, Inc.
(a) (b)
.................... 53,594 370,335
Cytek Biosciences, Inc.
(a) (b)
............. 99,854 557,185
Danaher Corp. ..................... 714,992 178,640,751
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Fortrea Holdings, Inc.
(a)
................ 92,995 $ 2,170,503
Illumina, Inc.
(a)
...................... 173,248 18,083,626
IQVIA Holdings, Inc.
(a)
................. 197,727 41,807,397
Maravai LifeSciences Holdings, Inc. , Class A
(a)
126,022 902,318
MaxCyte, Inc.
(a)
..................... 138,405 542,548
Medpace Holdings, Inc.
(a)
.............. 25,512 10,507,117
Mesa Laboratories, Inc. ............... 5,500 477,235
Mettler-Toledo International, Inc.
(a)
........ 23,164 32,373,775
Nautilus Biotechnology, Inc.
(a)
............ 134,304 314,271
OmniAb, Inc.
(a) (b)
.................... 109,542 410,783
OmniAb, Inc., 12.50 Earnout Shares , NVS
(a) (d)
. 7,100 —
OmniAb, Inc., 15.00 Earnout Shares , NVS
(a) (d)
. 7,100 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 286,250 392,163
Quanterix Corp.
(a)
.................... 42,633 563,182
Repligen Corp.
(a) (b)
................... 56,843 7,165,629
Revvity, Inc. ....................... 134,805 14,135,652
Sotera Health Co.
(a) (b)
................. 131,012 1,555,112
Standard BioTools, Inc.
(a) (b)
.............. 279,862 495,356
Thermo Fisher Scientific, Inc. ............ 414,145 229,022,185
Waters Corp.
(a) (b)
.................... 63,870 18,529,964
West Pharmaceutical Services, Inc. ....... 79,196 26,086,370
686,066,666
Machinery — 1.8%
3D Systems Corp.
(a)
.................. 158,496 486,583
AGCO Corp. ....................... 66,453 6,504,420
Alamo Group, Inc. ................... 10,927 1,890,371
Albany International Corp. , Class A ........ 37,176 3,139,513
Allison Transmission Holdings, Inc. ........ 93,443 7,092,324
Astec Industries, Inc. ................. 23,184 687,637
Atmus Filtration Technologies, Inc.
(a) (b)
...... 92,128 2,651,444
Barnes Group, Inc. ................... 54,773 2,268,150
Blue Bird Corp.
(a)
.................... 21,519 1,158,798
Caterpillar, Inc. ..................... 530,048 176,558,989
Chart Industries, Inc.
(a) (b)
............... 46,456 6,705,459
CNH Industrial NV ................... 999,206 10,121,957
Columbus McKinnon Corp. ............. 38,430 1,327,372
Crane Co. ......................... 54,156 7,851,537
Cummins, Inc. ...................... 147,499 40,846,898
Deere & Co. ....................... 279,823 104,550,267
Desktop Metal, Inc. , Class A
(a) (b)
.......... 35,065 144,818
Donaldson Co., Inc. .................. 126,714 9,067,654
Douglas Dynamics, Inc. ............... 27,423 641,698
Dover Corp. ....................... 149,201 26,923,320
Energy Recovery, Inc.
(a) (b)
.............. 68,397 908,996
Enerpac Tool Group Corp. , Class A ........ 60,712 2,317,984
Enpro, Inc. ........................ 23,018 3,350,730
Esab Corp. ........................ 63,476 5,994,039
ESCO Technologies, Inc. .............. 28,736 3,018,429
Federal Signal Corp. ................. 66,493 5,563,469
Flowserve Corp. .................... 145,752 7,010,671
Fortive Corp. ....................... 380,854 28,221,281
Franklin Electric Co., Inc. .............. 43,460 4,186,067
Gates Industrial Corp. plc
(a)
............. 205,472 3,248,512
Gorman-Rupp Co. (The) ............... 31,959 1,173,215
Graco, Inc. ........................ 180,435 14,304,887
Greenbrier Cos., Inc. (The) ............. 33,977 1,683,560
Helios Technologies, Inc. ............... 38,436 1,835,319
Hillenbrand, Inc. .................... 77,333 3,094,867
Hillman Solutions Corp.
(a)
.............. 210,404 1,862,075
Hyster-Yale, Inc. .................... 10,974 765,217
IDEX Corp. ........................ 82,167 16,532,000
Illinois Tool Works, Inc. ................ 292,855 69,394,921
Ingersoll Rand, Inc.
(b)
................. 439,053 39,883,575
ITT, Inc. .......................... 88,245 11,399,489

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
John Bean Technologies Corp.
(b)
.......... 35,778 $ 3,397,837
Kadant, Inc.
(b)
...................... 13,744 4,037,712
Kennametal, Inc. .................... 86,701 2,040,942
Lincoln Electric Holdings, Inc. ........... 61,314 11,566,273
Lindsay Corp. ...................... 13,368 1,642,660
Luxfer Holdings plc .................. 51,006 591,160
Manitowoc Co., Inc. (The)
(a)
............. 46,916 540,941
Middleby Corp. (The)
(a)
................ 58,157 7,130,630
Miller Industries, Inc. ................. 13,389 736,663
Mueller Industries, Inc. ................ 119,482 6,803,305
Mueller Water Products, Inc. , Class A ...... 172,102 3,084,068
Nikola Corp.
(a) (b)
..................... 53,183 435,565
Nordson Corp. ...................... 58,447 13,556,197
Omega Flex, Inc. .................... 5,653 289,886
Oshkosh Corp. ..................... 70,530 7,631,346
Otis Worldwide Corp. ................. 430,141 41,405,373
PACCAR, Inc. ...................... 569,517 58,626,080
Parker-Hannifin Corp. ................. 139,160 70,388,520
Pentair plc ........................ 176,134 13,504,194
Proto Labs, Inc.
(a)
.................... 28,596 883,330
RBC Bearings, Inc.
(a) (b)
................ 31,219 8,422,262
REV Group, Inc. .................... 48,540 1,208,161
Shyft Group, Inc. (The) ................ 38,101 451,878
Snap-on, Inc. ...................... 56,336 14,725,667
SPX Technologies, Inc.
(a) (b)
.............. 50,384 7,161,582
Standex International Corp. ............. 15,101 2,433,526
Stanley Black & Decker, Inc. ............ 169,031 13,503,887
Symbotic, Inc. , Class A
(a) (b)
.............. 37,310 1,311,820
Tennant Co. ....................... 20,328 2,001,088
Terex Corp. ........................ 77,536 4,252,074
Timken Co. (The) .................... 69,741 5,588,346
Titan International, Inc.
(a)
............... 64,165 475,463
Toro Co. (The) ...................... 111,484 10,424,869
Trinity Industries, Inc. ................. 95,702 2,863,404
Wabash National Corp. ................ 50,731 1,107,965
Watts Water Technologies, Inc. , Class A ..... 28,810 5,282,890
Westinghouse Air Brake Technologies Corp. .. 191,710 30,299,766
Xylem, Inc. ........................ 262,986 35,668,791
1,031,844,633
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ........... 53,379 1,137,507
Kirby Corp.
(a)
....................... 63,973 7,659,487
Matson, Inc. ....................... 37,710 4,938,879
13,735,873
Media — 0.6%
Altice USA, Inc. , Class A
(a)
.............. 300,659 613,344
Boston Omaha Corp. , Class A
(a) (b)
......... 48,140 647,964
Cable One, Inc. ..................... 5,418 1,917,972
Cardlytics, Inc.
(a) (b)
................... 40,070 328,975
Charter Communications, Inc. , Class A
(a) (b)
... 106,252 31,765,098
Clear Channel Outdoor Holdings, Inc.
(a) (b)
.... 447,060 630,355
Comcast Corp. , Class A ............... 4,249,174 166,397,654
EchoStar Corp. , Class A
(a)
.............. 142,058 2,530,053
EW Scripps Co. (The) , Class A
(a) (b)
........ 89,758 281,840
Fox Corp. , Class A, NVS ............... 255,102 8,767,856
Fox Corp. , Class B ................... 132,767 4,251,199
Gannett Co., Inc.
(a) (b)
.................. 193,184 890,578
Gray Television, Inc. .................. 88,513 460,268
Integral Ad Science Holding Corp.
(a) (b)
...... 71,490 694,883
Interpublic Group of Cos., Inc. (The) ....... 408,208 11,874,771
John Wiley & Sons, Inc. , Class A ......... 47,927 1,950,629
Liberty Broadband Corp. , Class A
(a) (b)
....... 19,221 1,049,466
Liberty Broadband Corp. , Class C, NVS
(a)
... 121,812 6,677,734
Security
Shares
Shares Value
Media (continued)
Liberty Media Corp.-Liberty SiriusXM , NVS
(a)
. 169,384 $ 3,753,549
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a) (b)
........................ 79,612 1,763,406
Magnite, Inc.
(a)
...................... 134,396 1,786,123
National CineMedia, Inc.
(a) (b)
............. 119,351 523,951
New York Times Co. (The) , Class A ........ 174,368 8,929,385
News Corp. , Class A, NVS ............. 407,828 11,243,818
News Corp. , Class B ................. 123,747 3,513,177
Nexstar Media Group, Inc. .............. 33,862 5,621,431
Omnicom Group, Inc. ................. 212,745 19,083,226
Paramount Global , Class B, NVS ......... 545,087 5,663,454
PubMatic, Inc. , Class A
(a)
............... 50,233 1,020,232
Scholastic Corp. .................... 32,480 1,152,066
Sinclair, Inc. , Class A
(b)
................ 47,035 626,976
Sirius XM Holdings, Inc.
(b)
.............. 697,630 1,974,293
Stagwell, Inc. , Class A
(a) (b)
.............. 118,959 811,300
TechTarget, Inc.
(a)
.................... 29,848 930,362
TEGNA, Inc. ....................... 192,160 2,678,710
Thryv Holdings, Inc.
(a) (b)
................ 32,835 585,120
Trade Desk, Inc. (The) , Class A
(a) (b)
........ 482,374 47,113,469
WideOpenWest, Inc.
(a)
................ 75,343 407,606
360,912,293
Metals & Mining — 0.5%
Alcoa Corp. ........................ 198,900 7,912,242
Alpha Metallurgical Resources, Inc. ....... 13,163 3,692,616
Arch Resources, Inc. , Class A ........... 20,195 3,074,285
ATI, Inc.
(a) (b)
........................ 138,103 7,657,811
Carpenter Technology Corp. ............ 53,118 5,820,671
Century Aluminum Co.
(a) (b)
.............. 55,935 936,911
Cleveland-Cliffs, Inc.
(a)
................ 526,060 8,096,063
Coeur Mining, Inc.
(a)
.................. 441,311 2,480,168
Commercial Metals Co. ................ 117,985 6,487,995
Compass Minerals International, Inc. ....... 38,826 401,073
Freeport-McMoRan, Inc. ............... 1,564,333 76,026,584
Gatos Silver, Inc.
(a) (b)
.................. 48,250 503,730
Haynes International, Inc. .............. 21,012 1,233,404
Hecla Mining Co.
(b)
................... 678,567 3,291,050
Ivanhoe Electric, Inc.
(a) (b)
............... 99,834 936,443
Kaiser Aluminum Corp. ................ 19,908 1,749,913
Materion Corp.
(b)
.................... 23,142 2,502,345
McEwen Mining, Inc.
(a) (b)
............... 45,032 413,394
Metallus, Inc.
(a)
..................... 55,018 1,115,215
MP Materials Corp. , Class A
(a) (b)
.......... 164,810 2,098,031
Newmont Corp. ..................... 1,255,385 52,562,970
Nucor Corp. ....................... 259,663 41,047,527
Olympic Steel, Inc. ................... 10,139 454,531
Radius Recycling, Inc. , Class A .......... 28,655 437,562
Ramaco Resources, Inc. , Class A ......... 44,326 551,859
Reliance, Inc. ...................... 61,464 17,554,118
Royal Gold, Inc. ..................... 70,004 8,761,701
Ryerson Holding Corp. ................ 32,484 633,438
Steel Dynamics, Inc. .................. 159,160 20,611,220
SunCoke Energy, Inc. ................. 105,708 1,035,938
United States Steel Corp.
(b)
............. 240,038 9,073,436
Warrior Met Coal, Inc. ................. 57,898 3,634,258
Worthington Steel, Inc. ................ 33,973 1,133,339
293,921,841
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ............... 797,652 7,609,600
Annaly Capital Management, Inc. ......... 547,151 10,428,698
Apollo Commercial Real Estate Finance, Inc. . 136,712 1,338,411
Arbor Realty Trust, Inc.
(b)
............... 190,696 2,736,488
Ares Commercial Real Estate Corp. ....... 89,219 593,306

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
ARMOUR Residential REIT, Inc. .......... 53,025 $ 1,027,625
Blackstone Mortgage Trust, Inc. , Class A .... 179,191 3,121,507
BrightSpire Capital, Inc. , Class A ......... 197,835 1,127,660
Chimera Investment Corp. .............. 90,538 1,158,886
Claros Mortgage Trust, Inc. ............. 130,101 1,043,410
Dynex Capital, Inc. ................... 96,377 1,150,741
Ellington Financial, Inc. ................ 89,565 1,081,945
Franklin BSP Realty Trust, Inc. ........... 96,440 1,215,144
Granite Point Mortgage Trust, Inc. ........ 122,483 363,775
Invesco Mortgage Capital, Inc. ........... 61,978 580,734
KKR Real Estate Finance Trust, Inc. ....... 69,769 631,409
Ladder Capital Corp. , Class A ........... 120,805 1,363,888
MFA Financial, Inc. ................... 109,926 1,169,613
New York Mortgage Trust, Inc. ........... 99,171 579,159
Orchid Island Capital, Inc. .............. 61,059 509,232
PennyMac Mortgage Investment Trust ...... 93,204 1,281,555
Ready Capital Corp. .................. 171,748 1,404,899
Redwood Trust, Inc. .................. 168,779 1,095,376
Rithm Capital Corp. .................. 528,801 5,769,219
Starwood Property Trust, Inc. ............ 311,194 5,894,014
TPG RE Finance Trust, Inc. ............. 74,794 646,220
Two Harbors Investment Corp. ........... 114,692 1,515,081
56,437,595
Multi-Utilities — 0.5%
Ameren Corp. ...................... 283,612 20,167,649
Avista Corp. ....................... 82,843 2,867,196
Black Hills Corp. .................... 69,907 3,801,543
CenterPoint Energy, Inc. ............... 700,068 21,688,107
CMS Energy Corp. ................... 317,104 18,877,201
Consolidated Edison, Inc. .............. 375,740 33,598,671
Dominion Energy, Inc. ................. 913,583 44,765,567
DTE Energy Co. .................... 223,646 24,826,942
NiSource, Inc. ...................... 485,007 13,973,052
Northwestern Energy Group, Inc. ......... 77,607 3,886,558
Public Service Enterprise Group, Inc. ...... 537,621 39,622,668
Sempra .......................... 680,912 51,790,167
Unitil Corp. ........................ 22,947 1,188,425
WEC Energy Group, Inc. ............... 341,515 26,795,267
307,849,013
Office REITs — 0.1%
Boston Properties, Inc. ................ 156,433 9,630,016
Brandywine Realty Trust ............... 182,267 816,556
COPT Defense Properties .............. 121,687 3,045,826
Cousins Properties, Inc. ............... 165,183 3,823,986
Douglas Emmett, Inc. ................. 171,842 2,287,217
Easterly Government Properties, Inc. ...... 144,571 1,788,343
Equity Commonwealth
(a)
............... 116,750 2,264,950
Highwoods Properties, Inc. ............. 114,860 3,017,372
Hudson Pacific Properties, Inc. ........... 161,145 775,107
JBG SMITH Properties ................ 94,327 1,436,600
Kilroy Realty Corp. ................... 115,494 3,599,948
Orion Office REIT, Inc. ................ 135,871 487,777
Paramount Group, Inc. ................ 202,389 937,061
Peakstone Realty Trust , Class E ......... 44,222 468,753
Piedmont Office Realty Trust, Inc. , Class A ... 132,427 960,096
Postal Realty Trust, Inc. , Class A ......... 48,917 652,064
SL Green Realty Corp. ................ 70,756 4,007,620
Vornado Realty Trust ................. 173,662 4,565,574
44,564,866
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp. ............... 398,186 5,869,262
Antero Resources Corp.
(a)
.............. 319,275 10,417,943
APA Corp. ........................ 387,292 11,401,876
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Berry Corp. ........................ 82,791 $ 534,830
California Resources Corp. ............. 68,954 3,669,732
Centrus Energy Corp. , Class A
(a) (b)
........ 15,113 646,081
Cheniere Energy, Inc. ................. 244,787 42,796,111
Chesapeake Energy Corp. ............. 117,392 9,648,448
Chevron Corp. ...................... 1,856,408 290,379,339
Chord Energy Corp. .................. 66,944 11,225,170
Civitas Resources, Inc. ................ 96,488 6,657,672
Clean Energy Fuels Corp.
(a)
............. 245,213 654,719
CNX Resources Corp.
(a) (b)
.............. 161,232 3,917,938
Comstock Resources, Inc. .............. 99,418 1,031,959
ConocoPhillips ..................... 1,266,947 144,913,398
CONSOL Energy, Inc.
(a)
............... 28,579 2,915,915
Coterra Energy, Inc. .................. 812,194 21,661,214
Crescent Energy, Inc. , Class A ........... 117,639 1,394,022
CVR Energy, Inc. .................... 35,487 949,987
Delek US Holdings, Inc. ............... 77,973 1,930,611
Devon Energy Corp. .................. 683,528 32,399,227
Diamondback Energy, Inc. .............. 194,777 38,992,408
Dorian LPG Ltd. ..................... 35,303 1,481,314
DT Midstream, Inc. ................... 104,815 7,445,009
EOG Resources, Inc. ................. 620,076 78,048,966
EQT Corp. ........................ 481,252 17,796,699
Equitrans Midstream Corp. ............. 466,259 6,052,042
Excelerate Energy, Inc. , Class A .......... 34,054 627,956
Exxon Mobil Corp. ................... 4,862,355 559,754,308
Gevo, Inc.
(a) (b)
...................... 496,145 276,452
Green Plains, Inc.
(a) (b)
................. 22,860 362,560
Gulfport Energy Corp.
(a)
............... 10,154 1,533,254
Harvest Natural Resources, Inc. , NVS
(a) (d)
.... 8,626 —
Hess Corp. ........................ 298,290 44,003,741
HF Sinclair Corp. .................... 157,496 8,400,837
International Seaways, Inc. ............. 43,438 2,568,489
Kinder Morgan, Inc. .................. 2,099,516 41,717,383
Kinetik Holdings, Inc. , Class A ........... 40,892 1,694,565
Kosmos Energy Ltd.
(a) (b)
................ 504,620 2,795,595
Magnolia Oil & Gas Corp. , Class A ........ 196,032 4,967,451
Marathon Oil Corp. ................... 611,729 17,538,270
Marathon Petroleum Corp. ............. 381,807 66,235,878
Matador Resources Co. ............... 124,894 7,443,682
Murphy Oil Corp. .................... 158,965 6,555,717
New Fortress Energy, Inc. , Class A
(b)
....... 73,486 1,615,222
NextDecade Corp.
(a) (b)
................. 105,138 834,796
Northern Oil & Gas, Inc. ............... 102,653 3,815,612
Occidental Petroleum Corp. ............. 718,870 45,310,376
ONEOK, Inc. ....................... 632,446 51,575,971
Ovintiv, Inc. ........................ 267,820 12,552,723
Par Pacific Holdings, Inc.
(a)
............. 58,237 1,470,484
PBF Energy, Inc. , Class A .............. 116,632 5,367,405
Peabody Energy Corp. ................ 125,238 2,770,265
Permian Resources Corp. , Class A ........ 567,886 9,171,359
Phillips 66 ......................... 459,762 64,904,602
Range Resources Corp. ............... 270,473 9,068,960
REX American Resources Corp.
(a)
........ 16,836 767,553
Sable Offshore Corp.
(a) (b)
............... 47,899 721,838
SandRidge Energy, Inc. ............... 48,188 623,071
SilverBow Resources, Inc.
(a) (b)
........... 20,081 759,664
Sitio Royalties Corp. , Class A ............ 97,099 2,292,507
SM Energy Co. ..................... 133,228 5,759,446
Southwestern Energy Co.
(a)
............. 1,209,059 8,136,967
Talos Energy, Inc.
(a)
.................. 181,255 2,202,248
Targa Resources Corp. ................ 241,772 31,135,398
Tellurian, Inc.
(a) (b)
.................... 943,594 653,533
Texas Pacific Land Corp. ............... 20,112 14,767,638
Uranium Energy Corp.
(a) (b)
.............. 458,100 2,753,181

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc. ................. 115,101 $ 721,683
Valero Energy Corp. .................. 353,786 55,459,493
Viper Energy, Inc. , Class A ............. 107,637 4,039,617
Vital Energy, Inc.
(a)
................... 29,006 1,300,049
Vitesse Energy, Inc. .................. 33,351 790,419
W&T Offshore, Inc. ................... 150,010 321,021
Williams Cos., Inc. (The) ............... 1,324,686 56,299,155
World Kinect Corp. ................... 77,287 1,994,005
1,921,264,291
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
.............. 19,077 924,662
Louisiana-Pacific Corp. ................ 71,712 5,904,049
Mercer International, Inc. ............... 70,109 598,731
Sylvamo Corp. ..................... 38,130 2,615,718
10,043,160
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................ 138,170 5,582,068
Allegiant Travel Co. .................. 17,508 879,427
American Airlines Group, Inc.
(a) (b)
......... 722,921 8,190,695
Delta Air Lines, Inc. .................. 691,935 32,825,396
Frontier Group Holdings, Inc.
(a) (b)
.......... 67,039 330,502
Hawaiian Holdings, Inc.
(a) (b)
............. 69,749 866,980
JetBlue Airways Corp.
(a) (b)
.............. 409,559 2,494,214
Joby Aviation, Inc. , Class A
(a) (b)
........... 451,875 2,304,563
SkyWest, Inc.
(a)
..................... 46,832 3,843,502
Southwest Airlines Co. ................ 644,141 18,428,874
Spirit Airlines, Inc.
(b)
.................. 116,417 426,086
Sun Country Airlines Holdings, Inc.
(a)
....... 40,277 505,879
United Airlines Holdings, Inc.
(a)
........... 353,225 17,187,929
93,866,115
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
....... 113,050 217,056
BellRing Brands, Inc.
(a)
................ 142,153 8,122,622
Coty, Inc. , Class A
(a) (b)
................. 416,942 4,177,759
Edgewell Personal Care Co. ............ 57,927 2,328,086
elf Beauty, Inc.
(a) (b)
................... 60,238 12,693,351
Estee Lauder Cos., Inc. (The) , Class A ..... 254,074 27,033,474
Herbalife Ltd.
(a) (b)
.................... 115,295 1,197,915
Inter Parfums, Inc. ................... 20,498 2,378,383
Kenvue, Inc. ....................... 2,095,645 38,098,826
Nu Skin Enterprises, Inc. , Class A ......... 57,840 609,634
Olaplex Holdings, Inc.
(a) (b)
.............. 210,925 324,825
USANA Health Sciences, Inc.
(a)
.......... 18,856 853,045
98,034,976
Pharmaceuticals — 3.4%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 131,421 834,523
Amphastar Pharmaceuticals, Inc.
(a)
........ 40,930 1,637,200
ANI Pharmaceuticals, Inc.
(a)
............. 23,595 1,502,530
Arvinas, Inc.
(a)
...................... 79,871 2,126,166
Atea Pharmaceuticals, Inc.
(a)
............ 159,397 527,604
Axsome Therapeutics, Inc.
(a) (b)
........... 42,842 3,448,781
Bristol-Myers Squibb Co. ............... 2,207,836 91,691,429
Cassava Sciences, Inc.
(a) (b)
............. 57,343 708,186
Catalent, Inc.
(a)
..................... 196,033 11,022,936
Collegium Pharmaceutical, Inc.
(a) (b)
........ 37,123 1,195,361
Corcept Therapeutics, Inc.
(a) (b)
........... 102,320 3,324,377
Edgewise Therapeutics, Inc.
(a)
........... 75,116 1,352,839
Elanco Animal Health, Inc.
(a) (b)
........... 548,891 7,920,497
Eli Lilly & Co. ...................... 865,609 783,705,076
Enliven Therapeutics, Inc.
(a) (b)
............ 33,943 793,248
Esperion Therapeutics, Inc.
(a) (b)
........... 229,522 509,539
Evolus, Inc.
(a)
...................... 60,985 661,687
Security
Shares
Shares Value
Pharmaceuticals (continued)
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 38,627 $ 336,055
Fulcrum Therapeutics, Inc.
(a) (b)
........... 49,819 308,878
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 38,202 1,152,554
Harrow, Inc.
(a) (b)
..................... 31,181 651,371
Innoviva, Inc.
(a) (b)
.................... 70,847 1,161,891
Intra-Cellular Therapies, Inc.
(a) (b)
.......... 110,007 7,534,379
Jazz Pharmaceuticals plc
(a)
............. 68,676 7,329,789
Johnson & Johnson .................. 2,604,645 380,694,913
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 19,689 1,658,995
Liquidia Corp.
(a) (b)
.................... 71,246 854,952
Longboard Pharmaceuticals, Inc.
(a) (b)
....... 39,025 1,054,846
Marinus Pharmaceuticals, Inc.
(a) (b)
......... 78,279 91,586
Merck & Co., Inc. .................... 2,749,078 340,335,856
Mind Medicine MindMed, Inc.
(a) (b)
......... 88,965 641,438
Nuvation Bio, Inc. , Class A
(a)
............ 212,904 621,680
Ocular Therapeutix, Inc.
(a) (b)
............. 190,993 1,306,392
Organon & Co. ..................... 281,266 5,822,206
Pacira BioSciences, Inc.
(a) (b)
............. 58,232 1,666,018
Perrigo Co. plc ..................... 145,729 3,742,321
Pfizer, Inc. ........................ 6,152,472 172,146,167
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 45,976 473,553
Phibro Animal Health Corp. , Class A ....... 40,019 671,119
Pliant Therapeutics, Inc.
(a) (b)
............. 64,205 690,204
Prestige Consumer Healthcare, Inc.
(a)
...... 57,437 3,954,537
Revance Therapeutics, Inc.
(a) (b)
........... 104,093 267,519
Royalty Pharma plc , Class A ............ 425,649 11,224,364
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 526,994 )
(a) (b) (f)
................... 50,286 94,517
SIGA Technologies, Inc. ............... 51,948 394,285
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 58,942 1,576,699
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 37,013 1,006,013
Theravance Biopharma, Inc.
(a) (b)
.......... 82,956 703,467
Viatris, Inc. ........................ 1,311,517 13,941,426
WaVe Life Sciences Ltd.
(a)
.............. 89,634 447,274
Xeris Biopharma Holdings, Inc.
(a) (b)
........ 228,207 513,466
Zoetis, Inc. , Class A .................. 496,670 86,102,711
1,964,135,420
Professional Services — 0.9%
Alight, Inc. , Class A
(a) (b)
................ 447,896 3,305,472
Automatic Data Processing, Inc. .......... 442,746 105,679,043
Barrett Business Services, Inc. ........... 37,236 1,220,224
Booz Allen Hamilton Holding Corp. ........ 140,146 21,568,469
Broadridge Financial Solutions, Inc. ....... 128,320 25,279,040
CACI International, Inc. , Class A
(a)
........ 23,816 10,243,976
CBIZ, Inc.
(a) (b)
....................... 53,416 3,958,126
Clarivate plc
(a) (b)
..................... 478,856 2,724,691
Concentrix Corp. .................... 51,224 3,241,455
Conduent, Inc.
(a)
.................... 249,942 814,811
CRA International, Inc. ................ 9,555 1,645,562
CSG Systems International, Inc. .......... 30,384 1,250,909
Dayforce, Inc.
(a) (b)
.................... 169,228 8,393,709
Dun & Bradstreet Holdings, Inc. .......... 278,195 2,576,086
Equifax, Inc. ....................... 133,953 32,478,244
ExlService Holdings, Inc.
(a)
............. 178,527 5,598,607
Exponent, Inc. ...................... 54,850 5,217,332
First Advantage Corp. ................. 72,788 1,169,703
Forrester Research, Inc.
(a) (b)
............. 18,259 311,864
Franklin Covey Co.
(a) (b)
................ 18,403 699,314
FTI Consulting, Inc.
(a) (b)
................ 38,306 8,256,092
Genpact Ltd. ....................... 178,571 5,748,200
Heidrick & Struggles International, Inc. ..... 32,104 1,013,844
Huron Consulting Group, Inc.
(a)
........... 20,487 2,017,969
ICF International, Inc.
(b)
................ 19,267 2,860,379
Insperity, Inc. ....................... 37,780 3,445,914

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Jacobs Solutions, Inc. ................. 134,961 $ 18,855,401
KBR, Inc. ......................... 149,051 9,560,131
Kelly Services, Inc. , Class A, NVS ........ 48,711 1,042,902
Kforce, Inc. ........................ 23,305 1,447,940
Korn Ferry ........................ 57,955 3,891,099
Legalzoom.com, Inc.
(a) (b)
............... 147,381 1,236,527
Leidos Holdings, Inc. ................. 148,320 21,636,922
ManpowerGroup, Inc. ................. 54,668 3,815,826
Maximus, Inc. ...................... 64,566 5,533,306
NV5 Global, Inc.
(a)
................... 13,625 1,266,716
Parsons Corp.
(a) (b)
.................... 45,133 3,692,331
Paychex, Inc. ...................... 344,757 40,874,390
Paycom Software, Inc. ................ 53,611 7,668,517
Paycor HCM, Inc.
(a) (b)
................. 77,520 984,504
Paylocity Holding Corp.
(a)
.............. 46,813 6,172,294
Planet Labs PBC , Class A
(a) (b)
............ 195,136 362,953
Resources Connection, Inc. ............. 38,364 423,539
Robert Half, Inc. .................... 110,532 7,071,837
Science Applications International Corp. .... 56,048 6,588,442
SS&C Technologies Holdings, Inc. ........ 233,115 14,609,317
Sterling Check Corp.
(a) (b)
............... 42,256 625,389
TransUnion
(b)
....................... 211,522 15,686,472
TriNet Group, Inc. ................... 34,158 3,415,800
TrueBlue, Inc.
(a) (b)
.................... 39,292 404,708
TTEC Holdings, Inc. .................. 35,503 208,758
UL Solutions, Inc. , Class A
(b)
............ 40,371 1,703,252
Upwork, Inc.
(a)
...................... 143,456 1,542,152
Verisk Analytics, Inc. .................. 154,522 41,651,405
Verra Mobility Corp. , Class A
(a) (b)
.......... 184,575 5,020,440
487,712,305
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a) (b)
........... 122,387 405,101
CBRE Group, Inc. , Class A
(a)
............ 325,861 29,037,474
Compass, Inc. , Class A
(a) (b)
............. 391,230 1,408,428
CoStar Group, Inc.
(a)
.................. 444,445 32,951,152
Cushman & Wakefield plc
(a)
............. 163,287 1,698,185
DigitalBridge Group, Inc. , Class A ......... 180,800 2,476,960
eXp World Holdings, Inc.
(b)
.............. 82,701 933,281
Forestar Group, Inc.
(a)
................. 23,440 749,846
FRP Holdings, Inc.
(a) (b)
................. 17,798 507,599
Howard Hughes Holdings, Inc.
(a) (b)
......... 36,629 2,374,292
Jones Lang LaSalle, Inc.
(a) (b)
............. 51,411 10,553,650
Kennedy-Wilson Holdings, Inc. ........... 143,031 1,390,261
Marcus & Millichap, Inc. ............... 28,132 886,721
Newmark Group, Inc. , Class A ........... 169,497 1,733,954
Opendoor Technologies, Inc.
(a) (b)
.......... 645,394 1,187,525
RE/MAX Holdings, Inc. , Class A .......... 39,141 317,042
Redfin Corp.
(a) (b)
..................... 113,484 682,039
RMR Group, Inc. (The) , Class A .......... 22,658 512,071
Seritage Growth Properties , Class A
(a)
...... 59,817 279,345
St. Joe Co. (The) .................... 41,515 2,270,870
Tejon Ranch Co.
(a)
................... 39,242 669,468
Zillow Group, Inc. , Class A
(a)
............ 61,838 2,785,184
Zillow Group, Inc. , Class C, NVS
(a) (b)
....... 171,329 7,947,952
103,758,400
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 345,398 12,834,990
Apartment Investment & Management Co. ,
Class A
(a)
....................... 161,407 1,338,064
AvalonBay Communities, Inc. ........... 152,588 31,568,931
Camden Property Trust ................ 115,842 12,639,521
Centerspace ....................... 18,194 1,230,460
Elme Communities ................... 116,557 1,856,753
Security
Shares
Shares Value
Residential REITs (continued)
Equity LifeStyle Properties, Inc. .......... 196,772 $ 12,815,760
Equity Residential ................... 372,742 25,845,930
Essex Property Trust, Inc. .............. 69,658 18,960,908
Independence Realty Trust, Inc. .......... 252,891 4,739,177
Invitation Homes, Inc. ................. 621,181 22,294,186
Mid-America Apartment Communities, Inc. ... 125,516 17,899,837
NexPoint Residential Trust, Inc. .......... 30,294 1,196,916
Sun Communities, Inc. ................ 136,212 16,391,752
UDR, Inc. ......................... 323,837 13,325,893
UMH Properties, Inc. ................. 69,973 1,118,868
Veris Residential, Inc. ................. 95,982 1,439,730
197,497,676
Retail REITs — 0.3%
Acadia Realty Trust .................. 140,578 2,519,158
Agree Realty Corp. .................. 104,278 6,458,979
Alexander's, Inc. .................... 2,331 524,149
Brixmor Property Group, Inc. ............ 318,636 7,357,305
CBL & Associates Properties, Inc. ......... 36,878 862,208
Federal Realty Investment Trust .......... 78,796 7,956,032
Getty Realty Corp. ................... 59,625 1,589,603
InvenTrust Properties Corp. ............. 84,398 2,089,695
Kimco Realty Corp. .................. 715,983 13,933,029
Kite Realty Group Trust ................ 247,838 5,546,614
Macerich Co. (The) .................. 247,710 3,824,642
NETSTREIT Corp. ................... 75,230 1,211,203
NNN REIT, Inc. ..................... 199,602 8,503,045
Phillips Edison & Co., Inc. .............. 124,441 4,070,465
Realty Income Corp. .................. 933,159 49,289,458
Regency Centers Corp. ............... 178,628 11,110,662
Retail Opportunity Investments Corp. ...... 180,048 2,237,997
Saul Centers, Inc. ................... 24,286 892,996
Simon Property Group, Inc. ............. 352,296 53,478,533
SITE Centers Corp. .................. 197,506 2,863,837
Tanger, Inc. ........................ 120,797 3,274,807
Urban Edge Properties ................ 126,937 2,344,526
Whitestone REIT .................... 50,807 676,241
192,615,184
Semiconductors & Semiconductor Equipment — 10.9%
ACM Research, Inc. , Class A
(a)
........... 55,462 1,278,954
Advanced Micro Devices, Inc.
(a)
.......... 1,754,107 284,533,696
Aehr Test Systems
(a) (b)
................. 29,563 330,219
Allegro MicroSystems, Inc.
(a) (b)
........... 78,083 2,205,064
Alpha & Omega Semiconductor Ltd.
(a)
...... 29,075 1,086,533
Ambarella, Inc.
(a)
.................... 41,937 2,262,501
Amkor Technology, Inc. ................ 112,957 4,520,539
Analog Devices, Inc. .................. 536,619 122,488,653
Applied Materials, Inc. ................ 900,219 212,442,682
Astera Labs, Inc.
(a) (b)
.................. 23,190 1,403,227
Axcelis Technologies, Inc.
(a)
............. 35,185 5,002,955
Broadcom, Inc. ..................... 472,204 758,137,688
CEVA, Inc.
(a) (b)
...................... 32,258 622,257
Cirrus Logic, Inc.
(a) (b)
.................. 57,114 7,291,173
Cohu, Inc.
(a)
....................... 51,199 1,694,687
Credo Technology Group Holding Ltd.
(a)
..... 135,583 4,330,521
Diodes, Inc.
(a) (b)
..................... 49,925 3,591,105
Enphase Energy, Inc.
(a)
................ 147,357 14,692,966
Entegris, Inc. ....................... 162,485 22,000,469
First Solar, Inc.
(a)
.................... 116,100 26,175,906
FormFactor, Inc.
(a)
................... 86,088 5,210,907
Ichor Holdings Ltd.
(a)
.................. 44,328 1,708,844
Impinj, Inc.
(a) (b)
...................... 25,674 4,024,913
indie Semiconductor, Inc. , Class A
(a) (b)
...... 163,943 1,011,528
Intel Corp. ........................ 4,614,695 142,917,104

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................... 145,759 $ 120,179,753
Kulicke & Soffa Industries, Inc. ........... 64,321 3,163,950
Lam Research Corp. ................. 141,696 150,884,986
Lattice Semiconductor Corp.
(a) (b)
.......... 148,954 8,637,842
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 60,657 6,761,436
Marvell Technology, Inc. ............... 939,401 65,664,130
MaxLinear, Inc.
(a)
.................... 82,630 1,664,168
Microchip Technology, Inc. .............. 583,830 53,420,445
Micron Technology, Inc. ................ 1,201,043 157,973,186
MKS Instruments, Inc. ................ 68,308 8,919,659
Monolithic Power Systems, Inc. .......... 52,762 43,353,480
Navitas Semiconductor Corp.
(a) (b)
......... 146,881 577,242
NVE Corp. ........................ 6,821 509,460
NVIDIA Corp. ...................... 26,666,920 3,294,431,297
NXP Semiconductors NV .............. 276,742 74,468,505
ON Semiconductor Corp.
(a)
............. 464,708 31,855,733
Onto Innovation, Inc.
(a) (b)
............... 53,504 11,747,338
PDF Solutions, Inc.
(a)
................. 35,284 1,283,632
Photronics, Inc.
(a)
.................... 69,562 1,716,095
Power Integrations, Inc. ............... 61,263 4,300,050
Qorvo, Inc.
(a)
....................... 106,357 12,341,666
QUALCOMM, Inc. ................... 1,211,210 241,248,808
Rambus, Inc.
(a)
..................... 116,512 6,846,245
Semtech Corp.
(a) (b)
................... 71,534 2,137,436
Silicon Laboratories, Inc.
(a) (b)
............. 37,458 4,143,979
SiTime Corp.
(a) (b)
.................... 18,350 2,282,373
Skyworks Solutions, Inc. ............... 173,212 18,460,935
SMART Global Holdings, Inc.
(a)
........... 59,328 1,356,831
SolarEdge Technologies, Inc.
(a) (b)
......... 60,849 1,537,046
Synaptics, Inc.
(a) (b)
................... 44,338 3,910,612
Teradyne, Inc. ...................... 169,050 25,068,425
Texas Instruments, Inc. ................ 984,223 191,460,900
Ultra Clean Holdings, Inc.
(a)
............. 48,513 2,377,137
Universal Display Corp. ............... 47,291 9,942,933
Veeco Instruments, Inc.
(a) (b)
............. 68,822 3,214,676
Wolfspeed, Inc.
(a) (b)
................... 135,362 3,080,839
6,201,888,319
Software — 10.7%
8x8, Inc.
(a) (b)
........................ 185,232 411,215
A10 Networks, Inc. ................... 74,945 1,037,988
ACI Worldwide, Inc.
(a) (b)
................ 124,067 4,911,813
Adeia, Inc. ........................ 129,220 1,445,326
Adobe, Inc.
(a)
....................... 485,548 269,741,336
Agilysys, Inc.
(a)
..................... 21,526 2,241,718
Alarm.com Holdings, Inc.
(a)
............. 53,826 3,420,104
Alkami Technology, Inc.
(a) (b)
............. 55,343 1,576,169
Altair Engineering, Inc. , Class A
(a) (b)
........ 61,214 6,003,869
American Software, Inc. , Class A ......... 52,990 483,799
Amplitude, Inc. , Class A
(a) (b)
............. 103,558 921,666
ANSYS, Inc.
(a)
...................... 94,226 30,293,659
Appfolio, Inc. , Class A
(a)
............... 21,928 5,362,931
Appian Corp. , Class A
(a) (b)
.............. 55,397 1,709,551
AppLovin Corp. , Class A
(a)
.............. 198,276 16,500,529
Asana, Inc. , Class A
(a) (b)
................ 95,104 1,330,505
Aspen Technology, Inc.
(a) (b)
.............. 30,919 6,141,441
Atlassian Corp. , Class A
(a)
.............. 173,382 30,667,808
Aurora Innovation, Inc. , Class A
(a) (b)
........ 908,221 2,515,772
Autodesk, Inc.
(a)
..................... 231,759 57,348,765
AvePoint, Inc. , Class A
(a) (b)
.............. 131,650 1,371,793
Bentley Systems, Inc. , Class B
(b)
.......... 255,291 12,601,164
BILL Holdings, Inc.
(a)
.................. 105,730 5,563,513
Blackbaud, Inc.
(a)
.................... 46,095 3,511,056
BlackLine, Inc.
(a)
.................... 54,679 2,649,198
Security
Shares
Shares Value
Software (continued)
Blend Labs, Inc. , Class A
(a)
............. 210,348 $ 496,421
Box, Inc. , Class A
(a) (b)
................. 156,751 4,144,496
Braze, Inc. , Class A
(a)
................. 69,177 2,686,835
C3.ai, Inc. , Class A
(a) (b)
................ 102,966 2,981,895
Cadence Design Systems, Inc.
(a)
......... 293,922 90,454,495
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 368,490 4,093,924
Cerence, Inc.
(a) (b)
.................... 45,839 129,724
Cipher Mining, Inc.
(a) (b)
................. 115,572 479,624
Cleanspark, Inc.
(a) (b)
.................. 251,108 4,005,173
Clear Secure, Inc. , Class A ............. 98,493 1,842,804
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 163,437 3,026,853
CommVault Systems, Inc.
(a)
............. 48,150 5,853,595
Confluent, Inc. , Class A
(a) (b)
............. 268,399 7,925,822
Consensus Cloud Solutions, Inc.
(a)
........ 23,161 397,906
Crowdstrike Holdings, Inc. , Class A
(a)
....... 250,558 96,011,320
Daily Journal Corp.
(a) (b)
................ 2,015 794,877
Datadog, Inc. , Class A
(a) (b)
.............. 335,055 43,453,283
Digimarc Corp.
(a) (b)
................... 20,756 643,644
DocuSign, Inc.
(a)
.................... 221,275 11,838,213
Dolby Laboratories, Inc. , Class A ......... 62,776 4,973,742
DoubleVerify Holdings, Inc.
(a)
............ 156,394 3,044,991
Dropbox, Inc. , Class A
(a)
............... 258,250 5,802,878
Dynatrace, Inc.
(a)
.................... 263,241 11,777,402
E2open Parent Holdings, Inc. , Class A
(a)
.... 218,497 981,052
Elastic NV
(a)
....................... 89,572 10,203,147
Envestnet, Inc.
(a)
.................... 47,342 2,963,136
Everbridge, Inc.
(a)
.................... 51,679 1,808,248
Fair Isaac Corp.
(a)
.................... 26,771 39,852,917
Five9, Inc.
(a) (b)
...................... 79,064 3,486,722
Fortinet, Inc.
(a)
...................... 690,043 41,588,892
Freshworks, Inc. , Class A
(a) (b)
............ 206,444 2,619,774
Gen Digital, Inc. ..................... 598,114 14,940,888
Gitlab, Inc. , Class A
(a)
................. 120,308 5,981,714
Guidewire Software, Inc.
(a) (b)
............. 90,974 12,544,405
HashiCorp, Inc. , Class A
(a)
.............. 161,139 5,428,773
HubSpot, Inc.
(a)
..................... 55,690 32,845,405
Hut 8 Corp.
(a) (b)
..................... 58,695 879,838
Informatica, Inc. , Class A
(a) (b)
............ 42,508 1,312,647
Instructure Holdings, Inc.
(a) (b)
............ 21,604 505,750
Intapp, Inc.
(a) (b)
...................... 48,442 1,776,368
InterDigital, Inc. ..................... 27,652 3,223,117
Intuit, Inc. ......................... 303,769 199,640,024
Jamf Holding Corp.
(a)
................. 76,061 1,255,007
Klaviyo, Inc. , Class A
(a) (b)
............... 69,885 1,739,438
LiveRamp Holdings, Inc.
(a)
.............. 78,718 2,435,535
Manhattan Associates, Inc.
(a)
............ 66,355 16,368,451
Marathon Digital Holdings, Inc.
(a) (b)
........ 298,316 5,921,573
Matterport, Inc. , Class A
(a)
.............. 294,235 1,315,230
MeridianLink, Inc.
(a) (b)
................. 36,638 782,588
Microsoft Corp. ..................... 8,054,433 3,599,928,829
MicroStrategy, Inc. , Class A
(a) (b)
........... 17,121 23,583,835
Mitek Systems, Inc.
(a) (b)
................ 69,206 773,723
N-able, Inc.
(a)
....................... 90,042 1,371,340
nCino, Inc.
(a) (b)
...................... 70,747 2,224,993
NCR Voyix Corp.
(a)
................... 152,829 1,887,438
NextNav, Inc.
(a) (b)
.................... 63,375 513,971
Nutanix, Inc. , Class A
(a)
................ 265,912 15,117,097
Olo, Inc. , Class A
(a)
................... 142,438 629,576
ON24, Inc.
(a)
....................... 94,333 566,941
OneSpan, Inc.
(a)
..................... 42,774 548,363
Ooma, Inc.
(a)
....................... 46,794 464,664
Oracle Corp. ....................... 1,728,987 244,132,964
PagerDuty, Inc.
(a) (b)
................... 107,633 2,468,025
Palantir Technologies, Inc. , Class A
(a)
...... 2,149,591 54,449,140
Palo Alto Networks, Inc.
(a)
.............. 350,109 118,690,452

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Pegasystems, Inc. ................... 45,805 $ 2,772,577
PowerSchool Holdings, Inc. , Class A
(a) (b)
.... 61,299 1,372,485
Procore Technologies, Inc.
(a)
............ 100,978 6,695,851
Progress Software Corp. ............... 48,449 2,628,843
PROS Holdings, Inc.
(a) (b)
............... 47,146 1,350,733
PTC, Inc.
(a)
........................ 129,030 23,440,880
Q2 Holdings, Inc.
(a) (b)
.................. 67,145 4,050,858
Qualys, Inc.
(a) (b)
..................... 40,478 5,772,163
Rapid7, Inc.
(a) (b)
..................... 67,883 2,934,582
Red Violet, Inc.
(a)
.................... 24,867 631,622
RingCentral, Inc. , Class A
(a)
............. 97,131 2,739,094
Riot Platforms, Inc.
(a) (b)
................ 301,408 2,754,869
Roper Technologies, Inc. ............... 115,684 65,206,443
Rubrik, Inc. , Class A
(a) (b)
................ 34,403 1,054,796
Salesforce, Inc. ..................... 1,052,564 270,614,204
Samsara, Inc. , Class A
(a) (b)
.............. 209,042 7,044,715
SEMrush Holdings, Inc. , Class A
(a)
........ 42,219 565,312
SentinelOne, Inc. , Class A
(a)
............. 316,442 6,661,104
ServiceNow, Inc.
(a)
................... 222,292 174,870,448
Smartsheet, Inc. , Class A
(a)
............. 149,175 6,575,634
SolarWinds Corp. ................... 63,424 764,259
SoundHound AI, Inc. , Class A
(a) (b)
......... 352,554 1,392,588
Sprinklr, Inc. , Class A
(a) (b)
............... 121,394 1,167,810
Sprout Social, Inc. , Class A
(a) (b)
........... 53,021 1,891,789
SPS Commerce, Inc.
(a)
................ 39,722 7,474,092
SRAX, Inc. , NVS
(a) (b)
.................. 10,903 654
Synopsys, Inc.
(a)
.................... 165,161 98,280,705
Tenable Holdings, Inc.
(a) (b)
.............. 133,291 5,808,822
Teradata Corp.
(a)
.................... 110,877 3,831,909
Terawulf, Inc.
(a) (b)
.................... 233,409 1,038,670
Tyler Technologies, Inc.
(a)
.............. 45,933 23,094,194
UiPath, Inc. , Class A
(a) (b)
............... 439,187 5,568,891
Unity Software, Inc.
(a) (b)
................ 279,533 4,545,207
Varonis Systems, Inc.
(a) (b)
............... 127,973 6,138,865
Verint Systems, Inc.
(a)
................. 76,440 2,461,368
Vertex, Inc. , Class A
(a) (b)
................ 55,348 1,995,295
Workday, Inc. , Class A
(a)
............... 230,026 51,424,613
Workiva, Inc. , Class A
(a)
................ 52,890 3,860,441
Xperi, Inc.
(a) (b)
...................... 46,963 385,566
Yext, Inc.
(a)
........................ 120,672 645,595
Zeta Global Holdings Corp. , Class A
(a)
...... 184,764 3,261,085
Zoom Video Communications, Inc. , Class A
(a)
. 281,328 16,651,804
Zscaler, Inc.
(a) (b)
..................... 98,467 18,924,373
Zuora, Inc. , Class A
(a) (b)
................ 179,711 1,784,530
6,108,504,933
Specialized REITs — 0.9%
American Tower Corp. ................ 505,600 98,278,528
Crown Castle, Inc. ................... 467,581 45,682,664
CubeSmart ........................ 240,250 10,852,093
Digital Realty Trust, Inc. ............... 350,825 53,342,941
EPR Properties ..................... 86,526 3,632,361
Equinix, Inc. ....................... 102,749 77,739,893
Extra Space Storage, Inc. .............. 228,099 35,448,866
Farmland Partners, Inc. ............... 74,706 861,360
Four Corners Property Trust, Inc. ......... 103,333 2,549,225
Gaming & Leisure Properties, Inc. ........ 291,452 13,176,545
Gladstone Land Corp. ................ 48,235 660,337
Iron Mountain, Inc. ................... 316,205 28,338,292
Lamar Advertising Co. , Class A .......... 94,224 11,262,595
National Storage Affiliates Trust .......... 80,929 3,335,893
Outfront Media, Inc. .................. 170,119 2,432,702
PotlatchDeltic Corp. .................. 86,230 3,396,600
Public Storage ...................... 170,269 48,977,878
Rayonier, Inc. ...................... 145,890 4,243,940
Security
Shares
Shares Value
Specialized REITs (continued)
Safehold, Inc.
(b)
..................... 64,366 $ 1,241,620
SBA Communications Corp. ............ 116,052 22,781,008
Uniti Group, Inc. .................... 276,311 806,828
VICI Properties, Inc. .................. 1,128,778 32,328,202
Weyerhaeuser Co. ................... 796,441 22,610,960
523,981,331
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(a)
........ 54,818 9,748,833
Academy Sports & Outdoors, Inc. ......... 80,848 4,305,156
Advance Auto Parts, Inc. ............... 63,375 4,013,539
American Eagle Outfitters, Inc. ........... 203,641 4,064,674
America's Car-Mart, Inc.
(a) (b)
............. 7,596 457,355
Arhaus, Inc. , Class A
(b)
................ 52,476 888,943
Arko Corp. ........................ 89,934 563,886
Asbury Automotive Group, Inc.
(a) (b)
......... 22,048 5,024,078
AutoNation, Inc.
(a) (b)
.................. 26,856 4,280,309
AutoZone, Inc.
(a)
.................... 18,695 55,413,849
Barnes & Noble Education, Inc.
(a) (b)
........ 13,277 84,973
Bath & Body Works, Inc. ............... 245,717 9,595,249
Best Buy Co., Inc. ................... 208,950 17,612,395
Beyond, Inc.
(a) (b)
..................... 48,141 629,684
Boot Barn Holdings, Inc.
(a) (b)
............. 34,489 4,446,667
Buckle, Inc. (The) ................... 33,228 1,227,442
Build-A-Bear Workshop, Inc. ............ 16,433 415,262
Burlington Stores, Inc.
(a)
............... 69,949 16,787,760
Caleres, Inc. ....................... 40,500 1,360,800
Camping World Holdings, Inc. , Class A ..... 55,900 998,374
CarMax, Inc.
(a) (b)
..................... 169,959 12,464,793
Carvana Co. , Class A
(a) (b)
............... 114,464 14,733,806
Chewy, Inc. , Class A
(a) (b)
............... 150,269 4,093,328
Children's Place, Inc. (The)
(a) (b)
........... 19,112 155,572
Designer Brands, Inc. , Class A ........... 58,658 400,634
Dick's Sporting Goods, Inc. ............. 63,260 13,591,411
EVgo, Inc. , Class A
(a) (b)
................ 143,664 351,977
Five Below, Inc.
(a)
.................... 60,369 6,578,410
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 116,697 11,600,849
Foot Locker, Inc. .................... 90,742 2,261,291
GameStop Corp. , Class A
(a) (b)
............ 296,453 7,319,425
Gap, Inc. (The) ..................... 231,404 5,528,242
Genesco, Inc.
(a) (b)
.................... 16,381 423,613
GNC Holdings, Inc. , NVS
(a) (d)
............ 83,651 1
Group 1 Automotive, Inc.
(b)
.............. 13,815 4,106,923
Guess?, Inc. ....................... 39,770 811,308
Haverty Furniture Cos., Inc. ............. 17,621 445,635
Hibbett, Inc. ....................... 14,159 1,234,806
Home Depot, Inc. (The) ............... 1,073,929 369,689,319
Leslie's, Inc.
(a) (b)
..................... 212,723 891,309
Lithia Motors, Inc. , Class A ............. 29,891 7,545,983
Lowe's Cos., Inc. .................... 619,787 136,638,242
MarineMax, Inc.
(a)
.................... 21,444 694,142
Monro, Inc. ........................ 37,541 895,728
Murphy USA, Inc. ................... 20,139 9,454,455
National Vision Holdings, Inc.
(a)
.......... 86,056 1,126,473
ODP Corp. (The)
(a)
................... 43,437 1,705,771
O'Reilly Automotive, Inc.
(a) (b)
............. 63,601 67,166,472
Penske Automotive Group, Inc. .......... 21,352 3,181,875
PetMed Express, Inc. ................. 69,674 282,180
RealReal, Inc. (The)
(a) (b)
................ 143,900 459,041
Revolve Group, Inc. , Class A
(a) (b)
.......... 42,006 668,315
RH
(a) (b)
........................... 17,172 4,197,524
Ross Stores, Inc. .................... 365,439 53,105,595
Sally Beauty Holdings, Inc.
(a) (b)
........... 114,126 1,224,572
Shoe Carnival, Inc. ................... 26,521 978,360
Signet Jewelers Ltd. .................. 49,387 4,424,087

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Sleep Number Corp.
(a) (b)
............... 26,048 $ 249,279
Sonic Automotive, Inc. , Class A .......... 17,950 977,737
Stitch Fix, Inc. , Class A
(a)
............... 149,564 620,691
TJX Cos., Inc. (The) .................. 1,226,125 134,996,363
Tractor Supply Co. ................... 117,119 31,622,130
Ulta Beauty, Inc.
(a)
................... 51,931 20,038,615
Upbound Group, Inc. ................. 56,301 1,728,441
Urban Outfitters, Inc.
(a)
................ 59,052 2,424,085
Valvoline, Inc.
(a)
..................... 140,167 6,055,214
Victoria's Secret & Co.
(a) (b)
.............. 91,382 1,614,720
Warby Parker, Inc. , Class A
(a) (b)
........... 89,146 1,431,685
Wayfair, Inc. , Class A
(a) (b)
............... 106,114 5,595,391
Williams-Sonoma, Inc. ................ 69,609 19,655,493
Winmark Corp. ..................... 2,925 1,031,443
Zumiez, Inc.
(a)
...................... 29,206 568,933
1,120,960,915
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ........................ 15,625,423 3,291,026,592
Corsair Gaming, Inc.
(a)
................ 98,198 1,084,106
Dell Technologies, Inc. , Class C .......... 289,696 39,951,975
Diebold Nixdorf, Inc.
(a) (b)
................ 40,218 1,547,589
Eastman Kodak Co.
(a) (b)
................ 104,391 561,624
Hewlett Packard Enterprise Co. .......... 1,415,958 29,975,831
HP, Inc. .......................... 936,222 32,786,494
Immersion Corp. .................... 56,203 528,870
IonQ, Inc.
(a) (b)
....................... 185,884 1,306,765
NetApp, Inc. ....................... 222,358 28,639,710
Pure Storage, Inc. , Class A
(a) (b)
........... 332,564 21,353,934
Seagate Technology Holdings plc ......... 212,006 21,893,860
Super Micro Computer, Inc.
(a) (b)
........... 54,692 44,811,890
Western Digital Corp.
(a)
................ 356,762 27,031,857
Xerox Holdings Corp. ................. 125,022 1,452,756
3,543,953,853
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.
(a)
................. 126,237 4,175,920
Carter's, Inc. ....................... 42,020 2,603,979
Columbia Sportswear Co. .............. 34,638 2,739,173
Crocs, Inc.
(a)
....................... 66,090 9,645,175
Deckers Outdoor Corp.
(a)
............... 27,695 26,807,375
Figs, Inc. , Class A
(a) (b)
................. 140,588 749,334
G-III Apparel Group Ltd.
(a) (b)
............. 47,592 1,288,315
Hanesbrands, Inc.
(a)
.................. 384,728 1,896,709
Kontoor Brands, Inc. .................. 54,135 3,581,030
Levi Strauss & Co. , Class A ............. 114,146 2,200,735
Lululemon Athletica, Inc.
(a) (b)
............. 124,093 37,066,579
Movado Group, Inc. .................. 21,732 540,258
NIKE, Inc. , Class B .................. 1,313,396 98,990,657
Oxford Industries, Inc. ................ 16,842 1,686,726
PVH Corp.
(b)
....................... 61,530 6,514,181
Ralph Lauren Corp. , Class A ............ 42,185 7,384,906
Skechers USA, Inc. , Class A
(a)
........... 141,925 9,809,856
Steven Madden Ltd. .................. 80,142 3,390,007
Tapestry, Inc. ....................... 248,853 10,648,420
Under Armour, Inc. , Class A
(a) (b)
.......... 201,744 1,345,632
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 208,818 1,363,582
VF Corp. ......................... 365,529 4,934,641
Wolverine World Wide, Inc. ............. 87,882 1,188,165
240,551,355
Tobacco — 0.5%
Altria Group, Inc. .................... 1,856,028 84,542,075
Philip Morris International, Inc. ........... 1,682,839 170,522,076
Turning Point Brands, Inc. .............. 25,619 822,114
Universal Corp. ..................... 26,404 1,272,409
Security
Shares
Shares Value
Tobacco (continued)
Vector Group Ltd. ................... 148,362 $ 1,568,186
258,726,860
Trading Companies & Distributors — 0.5%
Air Lease Corp. , Class A ............... 114,609 5,447,366
Alta Equipment Group, Inc. , Class A ....... 45,628 366,849
Applied Industrial Technologies, Inc. ....... 41,070 7,967,580
Beacon Roofing Supply, Inc.
(a) (b)
.......... 68,939 6,238,980
BlueLinx Holdings, Inc.
(a)
............... 9,291 864,899
Boise Cascade Co. .................. 41,837 4,987,807
Core & Main, Inc. , Class A
(a) (b)
........... 181,209 8,868,368
Custom Truck One Source, Inc.
(a) (b)
........ 104,520 454,662
Distribution Solutions Group, Inc.
(a) (b)
....... 18,244 547,320
DNOW, Inc.
(a)
...................... 114,528 1,572,469
DXP Enterprises, Inc.
(a)
................ 18,571 851,295
Fastenal Co. ....................... 618,448 38,863,272
Ferguson plc ....................... 218,491 42,310,782
FTAI Aviation Ltd. .................... 112,276 11,590,251
GATX Corp. ....................... 38,493 5,094,933
Global Industrial Co. .................. 19,457 610,172
GMS, Inc.
(a) (b)
....................... 44,949 3,623,339
H&E Equipment Services, Inc. ........... 36,121 1,595,465
Herc Holdings, Inc. ................... 31,195 4,157,982
Hudson Technologies, Inc.
(a)
............ 52,434 460,895
McGrath RentCorp ................... 26,873 2,863,318
MRC Global, Inc.
(a)
................... 109,178 1,409,488
MSC Industrial Direct Co., Inc. , Class A ..... 47,643 3,778,566
Rush Enterprises, Inc. , Class A .......... 56,119 2,349,703
Rush Enterprises, Inc. , Class B .......... 23,022 903,383
SiteOne Landscape Supply, Inc.
(a) (b)
........ 49,993 6,069,650
Titan Machinery, Inc.
(a)
................ 26,333 418,695
Transcat, Inc.
(a) (b)
.................... 9,328 1,116,375
United Rentals, Inc. .................. 72,364 46,799,970
Watsco, Inc. ....................... 34,400 15,935,456
WESCO International, Inc. .............. 48,270 7,651,760
WW Grainger, Inc. ................... 47,194 42,580,315
Xometry, Inc. , Class A
(a) (b)
.............. 49,440 571,526
278,922,891
Water Utilities — 0.1%
American States Water Co. ............. 39,280 2,850,550
American Water Works Co., Inc. .......... 211,553 27,324,186
Artesian Resources Corp. , Class A, NVS .... 14,844 521,915
California Water Service Group .......... 63,472 3,077,757
Consolidated Water Co. Ltd. ............ 15,419 409,220
Essential Utilities, Inc. ................. 271,168 10,122,701
Middlesex Water Co. ................. 19,944 1,042,273
SJW Group ........................ 30,375 1,646,933
York Water Co. (The) ................. 22,199 823,361
47,818,896
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
...................... 74,268 714,458
Telephone & Data Systems, Inc. .......... 113,029 2,343,091
T-Mobile US, Inc. .................... 557,919 98,294,169
United States Cellular Corp.
(a) (b)
.......... 15,452 862,531
102,214,249
Total Common Stocks — 99 .8%
(Cost: $ 37,707,812,726 ) ............................ 56,817,845,344

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 4,142 $ 1,947
Contra Miragen Therape, CVR
(d)
......... 119 —
Dianthus Therapeutics, Inc., CVR ........ 19,942 977
Gyre Therapeutics, Inc., CVR
(d)
.......... 7,839 —
Inhibrx, Inc., CVR ................... 34,925 37,719
Neurogene, Inc., CVR
(d)
............... 10 —
Oncternal Therapeutics, Inc., CVR
(b) (d)
...... 722 740
Qualigen Therapeutics, Inc., CVR
(b) (d)
...... 14,465 —
Spyre Therapeutics, Inc., CVR
(d)
......... 33,740 —
Sting Agonist, CVR
(d)
................. 11,084 3,768
45,151
Chemicals — 0.0%
F-star Therapeutics, Inc., CVR
(a) (d)
........ 11,084 4,434
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a) (d)
........ 2,058 2,723
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a) (d)
........................... 266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b) (d)
........ 167,980 2
Contra Spectrum Pharmaals, Inc., CVR
(d)
... 146,012 10,330
Contran Corp., CVR
(b)
................ 97 3
Seelos Therapeutics, Inc., CVR
(d)
......... 43 23
10,358
Total Rights — 0 .0%
(Cost: $ 36,885 ) ................................. 62,703
Security
Shares
Shares Value
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21 , 1 Share for 1
Warrant, Expires 01/20/25 , Strike Price USD
15.17 )
(a) (b)
....................... 19,965 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 99.8%
(Cost: $ 37,707,849,611 ) ............................ 56,817,908,047
Short-Term Securities
Money Market Funds — 1.8%
(e)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(h)
.................. 945,533,885 945,912,098
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 100,123,456 100,123,456
Total Short-Term Securities — 1 .8%
(Cost: $ 1,045,475,433 ) ............................ 1,046,035,554
Total Investments — 101 .6%
(Cost: $ 38,753,325,044 ) ............................ 57,863,943,601
Liabilities in Excess of Other Assets — (1.6) % ............. (902,166,170)
Net Assets — 100.0% ...............................
$ 56,961,777,431
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $94,519, representing less than 0.05% of its net assets as of period end, and an original cost of $526,996.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 706,466,895 $ 239,508,777
(a)
$ — $ (19,409) $ (44,165) $ 945,912,098 945,533,885 $ 1,367,016
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 50,987,760 49,135,696
(a)
— — — 100,123,456 100,123,456 1,353,406 —
BlackRock, Inc. .......... 123,988,698 2,603,528 (248,870) 112,407 (6,983,890) 119,471,873 151,745 770,064 —
$ 92,998 $ (7,028,055) $ 1,165,507,427 $ 3,490,486 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 436 09/20/24 $ 120,369 $ 386,722
S&P Midcap 400 E-Mini Index ................................................. 57 09/20/24 16,861 (15,214)
$ 371,508
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 56,817,750,169 $ 95,173 $ 2 $ 56,817,845,344
Rights ................................................ — 38,699 24,004 62,703
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,046,035,554 — — 1,046,035,554
$ 57,863,785,723 $ 133,872 $ 24,006 $ 57,863,943,601
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 386,722 $ — $ — $ 386,722
Liabilities
Equity contracts ........................................... (15,214) — — (15,214)
$ 371,508 $ — $ — $ 371,508
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust